McMORGAN Funds

ANNUAL REPORT
2002

June 30, 2002

Principal Preservation Fund
Fixed Income Fund
Intermediate Fixed Income Fund
Balanced Fund
Equity Investment Fund


The McMorgan Funds are offered by NYLIFE Distributors, Inc.,
169 Lackawanna Ave., Parsippany, NJ 07054.

Dear Shareholder:

The first half of 2002 was a challenging time for equity investors as the stock market continued the negative performance of 2000 and 2001. During the turmoil and uncertainty of this bear market, it is easy for investors to get caught up in individual events and miss the big picture. Keeping perspective during these volatile times may be daunting, but it is vital to long-term success.Experience helps.

In the current bear market,the management team at McMorgan Funds steadfastly continues to implement our disciplined investment process -- a process based on a long-term perspective, investing in quality, and controlling risk.

It is a process that can be out of step with the market over short periods of time, especially during highly emotional periods such as this. Nonetheless, maintaining our investment process has delivered for McMorgan Fund shareholders over time.

Going forward, we will continue to stay the course, looking to provide you with the long-term investment solutions you have come to expect from us. Thank you for your continuing commitment to McMorgan Funds.


/s/ Terry A.O'Toole

Terry A.O'Toole

Chairman of the Board

                                                                          Review

         The equity market experienced negative performance in the past 12 months due to declining corporate profits and investor uncertainty as to future earnings growth prospects. For the 12 month period ending June 30, 2002, the S&P 500 was down -17.99% compared to -20.34% for the McMorgan Equity Investment Fund (Class McMorgan). This was also a period in which many investors lost confidence in corporate America. Any company that revealed less than forthright accounting practices was punished severely, as investors sold their stock.

         However, the fixed income market had another year of strong performance due to a weak economy and equity market, and the aggressive easing of short-term interest rates. The Lehman Gov't/Credit composite returned 8.24% and the McMorgan Intermediate Fixed Income and Fixed Income Funds (Class McMorgan) participated in the market, eturning 5.98% and 6.81% respectively. The McMorgan Balanced Fund (Class McMorgan), which held approximately 60% stocks and 40% bonds for the year, returned -9.65%.

         The easing of short term rates by the Federal Reserve also had a significant effect on the Principal Preservation Fund.During the last 12 months, the 7-day current yield dropped to 1.59%. This historically low yield will impact those relying on short term investments to provide income.

         The long term benefits of having a portfolio diversified across asset classes was illustrated again in the past 12 months. The return since inception (period ended 6/30/02) of the Balanced Fund was 10.03% compared to the Equity Investment Fund return of 11.17%. Although it had marginally less return, the Balanced Fund had better price stability when compared to the Equity Investment Fund.Stocks and bonds do not always have the same returns. By holding fixed income investments, a portfolio is not totally exposed to the volatility of the stock market.


---------------------
Past performance is not a guarantee of future results. Shares, when redeemed, may be more or less than their original cost.

S&P 500 is a trademark of the McGraw-Hill Companies, Inc.and has been licensed for use.Standard &Poor's does not sponsor, endorse, sell or promote the Funds or represent the advisability of investing in the Funds. The S&P 500 is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S.stock market performance. Results assume the reinvestment of all income and capital gain distributions. An investment cannot be made directly into an index.

The Lehman Brothers Govt./Credit and Intermediate Govt./Credit indices include issues of the U.S.Government and agencies thereof, as well as fixed rate debt issues that are rated investment grade by Moody's, S&P, or Fitch, in that order, with at least one year to maturity.

                                                                         Outlook

         The economy continues to recover from the 2001 recession, albeit at a slow pace. The strength of recovery over the next year is anticipated to be in the 2-3% range, driven primarily by inventory rebuilding and a gradual upturn in business activity.

         Given the potential for economic recovery, the current low level of interest rates is probably unsustainable. The prospect of controlled inflation, however, argues against any significant near term rise in interest rates. A potential risk to this scenario is a stimulative monetary policy by the Federal Reserve that may ignite inflationary concerns.

         In the fixed income market, short and intermediate Treasury securities are relatively unattractive. Attractive opportunities do exist in mortgage-backed securities and in corporate bonds, where yield spreads are above historic norms. Fixed income portfolios are postured to capture these opportunities with well-diversified holdings in these higher yielding securities.

         At current levels, the long-term return potential for stocks appears more attractive than that of bonds. Nonetheless, the path to higher stock prices will be uneven at best. Corporate earnings are starting to recover from their recessionary lows, but at a modest pace. Competition remains intense, and earnings will be driven via increased productivity and cost cutting.Valuations, although no longer excessive given the sell off in the equity market, are still not cheap.

         Going forward, the recovering economy and the prospect of improved corporate profitability should lead to improved returns. The McMorgan equity portfolio continues to emphasize broad diversification of holdings in high quality, large capitalization stocks. Slightly above market exposure is being maintained in multinational technology, capital goods, healthcare, and financial services companies.

         The key to effective portfolio management is to emphasize both return potential and risk control. McMorgan Funds practices risk control by strictly adhering to the principles of diversification and the continuous review of portfolio characteristics versus predetermined measures and benchmark levels. Our risk control measures limit exposure to uncompensated risks but doesn't protect against loss in case of benchmark declines.

                                                     Principal Preservation Fund
                                                                    June 30,2002



The Principal Preservation Fund emphasizes high quality, liquid securities. The Fund seeks to realize maximum current income, consistent with preservation of capital.U.S. Government issues represent 77% of the portfolio. Both the 7-day current yield and 30-day yield as of June 30,2002 were 1.59%.

Diversification

Repurchase Agreement 5%
Commercial Paper 18%
Government 77%

Credit Quality

A-1/P-1 23%
Government 77%

Maturity

1-15 days 15%
16-30 days 17%
31-90 days 45%
91+ days 23%

Average Annual Return (%)

                                            7-Day Current       One       Three         Five       Since
                                                Yield           Year      Years         Years    Inception
                                                -----           ----      -----         -----    ---------
McMorgan Principal Preservation Fund            1.59            2.41       4.58         4.82       5.00

Past performance is no guarantee of future results. Yields will fluctuate. The 7-Day current yield more closely reflects the current earnings of the Fund than the total return.

                          Principal Preservation Fund
                          July 14,1994 Inception Date

                           June 30,2001 -June 30,2002
                            7-Day Current Yield (%)

6/30/01                                                         4.18
7/31/01                                                         3.89
8/31/01                                                         3.76
9/30/01                                                         3.31
10/31/01                                                        2.71
11/30/01                                                        2.25
12/31/01                                                        2.05
1/31/02                                                         1.68
2/28/02                                                         1.59
3/31/02                                                         1.63
4/30/02                                                         1.63
5/31/02                                                         1.57
6/30/02                                                         1.59

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share,it is possible to lose money by investing in the Fund.

                                                  Intermediate Fixed Income Fund
                                                                    June 30,2002

This Fund emphasizes high quality and diversification. Government bonds and Aaa-rated bonds represent 63%of the Fund. Mortgage securities, backed by U.S.Government Agencies, provide yield advantages compared to U.S.Government bonds with equivalent maturities. The Fund 's weighted average maturity of 4.6 years seeks to limit sensitivity to interest rate changes.

                                                            NASDAQ Symbol: MCMNX

Diversification

Cash 3%
Government 18%
Corporate 37%
Mortgage 42%

Bond Quality

Baa 6%
Aa 13%
A 18%
Government 18%
Aaa 45%

Maturity

Short-term 5%
1-5 years 62%
5-10 years 33%

Average Annual Returns* (%)
Class McMorgan

                                                                One         Three       Five         Since
                                                                Year        Years       Years      Inception
                                                                ----        -----       -----      ---------
McMorgan Intermediate Fixed Income Fund                         5.98        6.90         6.51        6.71
Lehman Brothers Intermediate Govt./Credit Index                 8.17        7.77         7.19        7.25

Past performance is no guarantee of future results. Due to market volatility, current performance may be less than shown. Investment return and principal value will fluctuate so that upon redemption shares may be more or less than their original cost.Because Class Z shares of the Fund have only been in operation for ten months prior to the date of this Annual Report, no performance information is provided.

                         Intermediate Fixed Income Fund
                          July 14,1994 Inception Date

                    McMorgan Intermediate Fixed Income Fund
              Lehman Brothers Intermediate Government/Credit Index

$16,780
$17,461

_________ McMorgan Intermediate Fixed Income Fund
......... Lehman Brothers Intermediate Government/Credit Index

7/14/94                                                   $10,000     $10,000
7/31/94                                                   $10,050     $10,073
8/31/94                                                   $10,046     $10,105
9/30/94                                                    $9,969     $10,012
10/31/94                                                   $9,965     $10,011
11/30/94                                                   $9,921      $9,966
12/31/94                                                   $9,957     $10,000
1/31/95                                                   $10,122     $10,169
2/28/95                                                   $10,350     $10,380
3/31/95                                                   $10,398     $10,439
4/30/95                                                   $10,518     $10,567
5/31/95                                                   $10,849     $10,887
6/30/95                                                   $10,918     $10,960
7/31/95                                                   $10,914     $10,961
8/31/95                                                   $11,003     $11,060
9/30/95                                                   $11,078     $11,140
10/31/95                                                  $11,210     $11,264
11/30/95                                                  $11,344     $11,411
12/31/95                                                  $11,445     $11,531
1/31/96                                                   $11,540     $11,630
2/29/96                                                   $11,401     $11,494
3/31/96                                                   $11,340     $11,436
4/30/96                                                   $11,320     $11,396
5/31/96                                                   $11,302     $11,386
6/30/96                                                   $11,420     $11,507
7/31/96                                                   $11,461     $11,542
8/31/96                                                   $11,463     $11,551
9/30/96                                                   $11,617     $11,711
10/31/96                                                  $11,828     $11,919
11/30/96                                                  $11,983     $12,076
12/31/96                                                  $11,916     $11,999
1/31/97                                                   $11,957     $12,046
2/28/97                                                   $11,965     $12,068
3/31/97                                                   $11,880     $11,985
4/30/97                                                   $12,018     $12,125
5/31/97                                                   $12,123     $12,226
6/30/97                                                   $12,236     $12,337
7/31/97                                                   $12,507     $12,588
8/31/97                                                   $12,431     $12,525
9/30/97                                                   $12,582     $12,670
10/31/97                                                  $12,760     $12,811
11/30/97                                                  $12,744     $12,839
12/31/97                                                  $12,859     $12,942
1/30/98                                                   $13,033     $13,111
2/27/98                                                   $13,016     $13,101
3/31/98                                                   $13,051     $13,143
4/30/98                                                   $13,106     $13,208

5/31/98                                                   $13,218     $13,305
6/30/98                                                   $13,300     $13,390
7/31/98                                                   $13,335     $13,437
8/31/98                                                   $13,586     $13,648
9/30/98                                                   $13,874     $13,990
10/31/98                                                  $13,790     $13,976
11/30/98                                                  $13,822     $13,975
12/31/98                                                  $13,865     $14,031
1/31/99                                                   $13,936     $14,108
2/28/99                                                   $13,731     $13,901
3/31/99                                                   $13,869     $14,005
4/30/99                                                   $13,874     $14,048
5/31/99                                                   $13,750     $13,940
6/30/99                                                   $13,734     $13,950
7/31/99                                                   $13,699     $13,937
8/31/99                                                   $13,679     $13,948
9/30/99                                                   $13,817     $14,078
10/31/99                                                  $13,839     $14,115
11/30/99                                                  $13,871     $14,132
12/31/99                                                  $13,821     $14,085
1/31/00                                                   $13,755     $14,033
2/29/00                                                   $13,869     $14,148
3/31/00                                                   $13,989     $14,295
4/30/00                                                   $13,929     $14,262
5/31/00                                                   $13,949     $14,285
6/30/00                                                   $14,214     $14,536
7/31/00                                                   $14,308     $14,647
8/31/00                                                   $14,441     $14,820
9/30/00                                                   $14,613     $14,955
10/31/00                                                  $14,649     $15,023
11/30/00                                                  $14,878     $15,228
12/31/00                                                  $15,183     $15,508
1/31/01                                                   $15,439     $15,762
2/28/01                                                   $15,618     $15,912
3/31/01                                                   $15,745     $16,034
4/30/01                                                   $15,688     $15,993
5/31/01                                                   $15,757     $16,082
6/30/01                                                   $15,831     $16,142
7/31/01                                                   $16,164     $16,478
8/31/01                                                   $16,311     $16,642
9/30/01                                                   $16,590     $16,885
10/31/01                                                  $16,762     $17,166
11/30/01                                                  $16,459     $16,994
12/31/01                                                  $16,396     $16,901
1/31/02                                                   $16,450     $16,988
2/28/02                                                   $16,610     $17,123
3/31/02                                                   $16,339     $16,862
4/30/02                                                   $16,529     $17,141
5/31/02                                                   $16,760     $17,312
6/30/02                                                   $16,780     $17,461

This chart reflects a hypothetical investment of $10,000 with reinvestment of dividends and capital gains.
Ratings such as "Aaa" refer to individual bonds and not to the Fund.
*Before taxes on distributions or redemption of Fund shares.

                                                               Fixed Income Fund
                                                                    June 30,2002

The Fixed Income Fund is structured similarly to the Intermediate Fixed Income Fund. It invests primarily in investment grade and U.S. Government bonds and has a weighted average maturity of 7.3 years, 2.7 years longer than the Intermediate Fixed Income Fund.

                                                            NASDAQ Symbol: MCMFX

Diversification

Cash 4%
Government 22%
Corporate 32%
Mortgage 42%

Bond Quality

Baa 7%
Aa 9%
A 14%
Government 24%
Aaa 46%

Maturity

1-5 years 31%
5-10 years 63%
10+ years 6%

Average Annual Returns* (%)

                                                     One         Three       Five        Since
                                                     Year        Years       Years      Inception
                                                     ----        -----       -----      ---------
McMorgan Fixed Income Fund                           6.81        7.19         6.89        7.25
McMorgan Fixed Income Fund (Class Z)**               6.55         N/A          N/A        5.38
Lehman Brothers Government/Credit Index              8.24        7.85         7.47        7.71

Past performance is no guarantee of future results. Due to market volatility, current performance may be less than shown.Investment return and principal value will fluctuate so that upon redemption shares may be more or less than their original cost.

                               Fixed Income Fund
                          July 14,1994 Inception Date

___________ McMorgan Fixed Income Fund
............ Lehman Brothers Aggregate Index

7/14/94                                                   $10,000     $10,000
7/31/94                                                   $10,070     $10,111
8/31/94                                                   $10,097     $10,123
9/30/94                                                    $9,937      $9,975
10/31/94                                                   $9,911      $9,966
11/30/94                                                   $9,855      $9,944
12/31/94                                                   $9,926     $10,012
1/31/95                                                   $10,114     $10,211
2/28/95                                                   $10,384     $10,454
3/31/95                                                   $10,460     $10,517
4/30/95                                                   $10,604     $10,665
5/31/95                                                   $11,060     $11,077
6/30/95                                                   $11,155     $11,158
7/31/95                                                   $11,112     $11,134
8/31/95                                                   $11,257     $11,268
9/30/95                                                   $11,364     $11,378
10/31/95                                                  $11,533     $11,526
11/30/95                                                  $11,716     $11,698
12/31/95                                                  $11,841     $11,862
1/31/96                                                   $11,929     $11,941
2/29/96                                                   $11,688     $11,733
3/31/96                                                   $11,587     $11,651
4/30/96                                                   $11,485     $11,585
5/31/96                                                   $11,460     $11,562
6/30/96                                                   $11,618     $11,717
7/31/96                                                   $11,629     $11,749
8/31/96                                                   $11,605     $11,729
9/30/96                                                   $11,820     $11,933
10/31/96                                                  $12,104     $12,198
11/30/96                                                  $12,335     $12,406
12/31/96                                                  $12,202     $12,291
1/31/97                                                   $12,225     $12,329
2/28/97                                                   $12,238     $12,360
3/31/97                                                   $12,085     $12,223
4/30/97                                                   $12,263     $12,406
5/31/97                                                   $12,373     $12,524
6/30/97                                                   $12,516     $12,673
7/31/97                                                   $12,912     $13,015
8/31/97                                                   $12,757     $12,904
9/30/97                                                   $12,965     $13,095
10/31/97                                                  $13,181     $13,285
11/30/97                                                  $13,212     $13,346
12/31/97                                                  $13,364     $13,481
1/30/98                                                   $13,573     $13,654
2/27/98                                                   $13,516     $13,643
3/31/98                                                   $13,562     $13,689
4/30/98                                                   $13,619     $13,760
5/31/98                                                   $13,747     $13,891
6/30/98                                                   $13,857     $14,009
7/31/98                                                   $13,866     $14,039
8/31/98                                                   $14,171     $14,268
9/30/98                                                   $14,568     $14,601

10/31/98                                                  $14,385     $14,524
11/30/98                                                  $14,446     $14,607
12/31/98                                                  $14,503     $14,651
1/31/99                                                   $14,568     $14,755
2/28/99                                                   $14,248     $14,496
3/31/99                                                   $14,417     $14,576
4/30/99                                                   $14,400     $14,623
5/31/99                                                   $14,221     $14,494
6/30/99                                                   $14,179     $14,448
7/31/99                                                   $14,135     $14,387
8/31/99                                                    14,089     $14,380
9/30/99                                                   $14,247     $14,547
10/31/99                                                  $14,259     $14,601
11/30/99                                                  $14,281     $14,599
12/31/99                                                  $14,186     $14,529
1/31/00                                                   $14,143     $14,481
2/29/00                                                   $14,311     $14,656
3/31/00                                                   $14,496     $14,850
4/30/00                                                   $14,383     $14,807
5/31/00                                                   $14,351     $14,799
6/30/00                                                   $14,680     $15,107
7/31/00                                                   $14,795     $15,245
8/31/00                                                   $14,991     $15,466
9/30/00                                                   $15,138     $15,563
10/31/00                                                  $15,164     $15,666
11/30/00                                                  $15,481     $15,923
12/31/00                                                  $15,823     $16,219
1/31/01                                                   $16,095     $16,483
2/28/01                                                   $16,308     $16,627
3/31/01                                                   $16,360     $16,710
4/30/01                                                   $16,231     $16,640
5/31/01                                                   $16,302     $16,739
6/30/01                                                   $16,349     $16,803
7/31/01                                                   $16,794     $17,179
8/31/01                                                   $16,992     $17,377
9/30/01                                                   $17,203     $17,578
10/31/01                                                  $17,502     $17,946
11/30/01                                                  $17,089     $17,698
12/31/01                                                  $16,934     $17,585
1/31/02                                                   $17,033     $17,727
2/28/02                                                   $17,277     $17,899
3/31/02                                                   $16,845     $17,602
4/30/02                                                   $17,140     $17,944
5/31/02                                                   $17,394     $18,096
6/30/02                                                   $17,465     $18,254

This chart reflects a hypothetical investment of $10,000 with reinvestment of dividends and capital gains. Ratings such as "Aaa" refer to individual bonds and not to the Fund. *Before taxes on distributions or redemption of Fund shares. **Inception date of McMorgan Fixed Income Fund Class Z shares is 2/1/01.

                                                                   Balanced Fund
                                                                    June 30,2002

The Balanced Fund invests in common stocks and bonds.Common stocks represent about 58% of the Fund, bonds about 41%, and cash about 1%. The common stock portion is well diversified among 101 companies that represent all economic sectors.The Fund 's bond portion is 69% U.S.Government and Aaa-rated securities with a weighted average maturity of 7.5 years.

                                                            NASDAQ Symbol: MCMBX

Asset Allocation

Cash 1%
Bonds 41%
Stocks 58%

Fixed Income Quality

Baa 6%
Aa 9%
A 16%
Government 26%
Aaa 43%

Ten Largest Equity Holdings (%)

Citigroup, Inc.                                                 4.0
Federal National Mortgage Assn.                                 3.7
General Electric Co.                                            3.6
Microsoft Corp.                                                 3.2
J.P. Morgan Chase & Co.                                         3.1
Bank of America Corp.                                           3.0
International Business Machines                                 2.8
Pfizer, Inc.                                                    2.8
Philip Morris Cos. Inc.                                         2.6
Johnson & Johnson                                               2.4
                                                               ----
                                                               31.2

Average Annual Returns* (%)

                                                               One         Three        Five        Since
                                                               Year        Years        Years     Inception
                                                               ----        -----        -----     ---------
McMorgan Balanced Fund                                         -9.65       -3.25         4.79       10.03
McMorgan Balanced Fund (Class Z)**                             -9.87         N/A          N/A      -10.06
Lehman Brothers Govt/Credit Index                               8.24        7.85         7.47        7.71
Standard & Poor's 500 Index                                   -17.99       -9.18         3.66       12.38

Past performance is no guarantee of future results. Due to market volatility, current performance may be less than shown.Investment return and principal value will fluctuate so that upon redemption shares may be more or less than their original cost.

                                 Balanced Fund
                          July 14,1994 Inception Date



________ McMorgan Balanced Fund
......... Lehman Brothers Government/Credit Index
- - - -  Standard & Poor's 500 Index

                            McMorgan     Lehman Brothers Standard & Poor's
                          Balanced Fund   Aggregate Index      500 Index
7/14/94                      $10,000          $10,000           $10,000
7/31/94                      $10,070          $10,111           $10,110
8/31/94                      $10,300          $10,123           $10,521
9/30/94                      $10,081           $9,975           $10,268
10/31/94                     $10,152           $9,966           $10,503
11/30/94                      $9,961           $9,944           $10,118
12/31/94                     $10,078          $10,012           $10,265
1/31/95                      $10,282          $10,211           $10,532
2/28/95                      $10,608          $10,454           $10,941
3/31/95                      $10,767          $10,517           $11,265
4/30/95                      $11,054          $10,665           $11,595
5/31/95                      $11,514          $11,077           $12,054
6/30/95                      $11,731          $11,158           $12,337
7/31/95                      $11,937          $11,134           $12,749
8/31/95                      $12,020          $11,268           $12,780
9/30/95                      $12,389          $11,378           $13,317
10/31/95                     $12,410          $11,526           $13,270
11/30/95                     $12,806          $11,698           $13,854
12/31/95                     $12,971          $11,862           $14,113
1/31/96                      $13,311          $11,941           $14,598
2/29/96                      $13,311          $11,733           $14,739
3/31/96                      $13,315          $11,651           $14,880
4/30/96                      $13,411          $11,585           $15,099
5/31/96                      $13,592          $11,562           $15,488
6/30/96                      $13,709          $11,717           $15,552
7/31/96                      $13,407          $11,749           $14,858
8/31/96                      $13,525          $11,729           $15,173
9/30/96                      $14,075          $11,933           $16,027
10/31/96                     $14,509          $12,198           $16,468
11/30/96                     $15,343          $12,406           $17,718
12/31/96                     $15,079          $12,291           $17,376
1/31/97                      $15,714          $12,329           $18,455
2/28/97                      $15,736          $12,360           $18,603
3/31/97                      $15,324          $12,223           $17,829
4/30/97                      $15,918          $12,406           $18,893
5/31/97                      $16,511          $12,524           $20,053
6/30/97                      $16,951          $12,673           $20,946
7/31/97                      $18,158          $13,015           $22,611
8/31/97                      $17,582          $12,904           $21,356
9/30/97                      $18,298          $13,095           $22,520
10/31/97                     $18,063          $13,285           $21,779
11/30/97                     $18,464          $13,346           $22,779
12/31/97                     $18,645          $13,481           $23,161
1/30/98                      $18,960          $13,654           $23,423
2/28/98                      $19,647          $13,643           $25,107

3/31/98                      $20,093          $13,689           $26,395
4/30/98                      $20,354          $13,760           $26,670
5/31/98                      $20,173          $13,891           $26,206
6/30/98                      $20,637          $14,009           $27,270
7/31/98                      $20,659          $14,039           $26,981
8/31/98                      $19,145          $14,268           $23,085
9/30/98                      $20,095          $14,601           $24,571
10/31/98                     $21,023          $14,524           $26,559
11/30/98                     $21,872          $14,607           $28,169
12/31/98                     $22,491          $14,651           $29,808
1/31/99                      $22,932          $14,755           $31,042
2/28/99                      $22,306          $14,496           $30,077
3/31/99                      $22,672          $14,576           $31,286
4/30/99                      $23,266          $14,623           $32,478
5/31/99                      $22,894          $14,494           $31,728
6/30/99                      $23,649          $14,448           $33,463
7/31/99                      $23,321          $14,387           $32,429
8/31/99                      $23,286          $14,380           $32,283
9/30/99                      $22,908          $14,547           $31,389
10/31/99                     $23,534          $14,601           $33,385
11/30/99                     $23,746          $14,599           $34,063
12/31/99                     $24,073          $14,529           $36,070
1/31/00                      $23,589          $14,481           $34,259
2/29/00                      $23,153          $14,656           $33,612
3/31/00                      $24,575          $14,850           $36,899
4/30/00                      $24,125          $14,807           $35,788
5/31/00                      $23,941          $14,799           $35,040
6/30/00                      $24,396          $15,107           $35,913
7/31/00                      $24,323          $15,245           $35,353
8/31/00                      $25,401          $15,466           $37,534
9/30/00                      $24,568          $15,563           $35,552
10/31/00                     $24,938          $15,666           $35,403
11/30/00                     $23,976          $15,923           $32,613
12/31/00                     $24,240          $16,219           $32,773
1/31/01                      $25,040          $16,483           $33,936
2/28/01                      $23,775          $16,627           $30,841
3/31/01                      $23,007          $16,710           $28,886
4/30/01                      $24,006          $16,640           $31,130
5/31/01                      $24,032          $16,739           $31,339
6/30/01                      $23,700          $16,803           $30,577
7/31/01                      $23,819          $17,179           $30,276
8/31/01                      $23,152          $17,377           $28,381
9/30/01                      $22,314          $17,578           $26,090
10/31/01                     $22,827          $17,946           $26,588
11/30/01                     $23,603          $17,698           $28,627
12/31/01                     $23,478          $17,585           $28,878
1/31/02                      $23,098          $17,727           $28,457
2/28/02                      $22,867          $17,899           $27,908
3/31/02                      $23,157          $17,602           $28,958
4/30/02                      $22,349          $17,944           $27,202
5/31/02                      $22,499          $18,096           $27,001
6/30/02                      $21,414          $18,254           $25,078

This chart reflects a hypothetical investment of $10,000 with reinvestment of dividends and capital gains. Ratings such as "Aaa" refer to individual bonds and not to the Fund.
*Before taxes on distributions or redemption of Fund shares.
**Inception date of McMorgan Balanced Fund Class Z shares is 1/25/01.

                                                          Equity Investment Fund
                                                                    June 30,2002

The Equity Investment Fund invests in common stocks of large, high quality companies. It is diversified among 101 companies across all economic sectors.Individual companies are carefully selected and attractive economic sectors are strategically overweighted compared to the Standard & Poor's 500 Stock Index.

                                                            NASDAQ Symbol: MCMEX

Ten Largest Holdings (%)

Citigroup, Inc.                                                 4.0
Bank of America Corp.                                           3.0
Fed. Nat'l Mortgage Assn.                                       3.8
Pfizer, Inc.                                                    2.9
General Electric Co.                                            3.6
Int'l Business Machines                                         2.8
Microsoft Corp.                                                 3.2
Philip Morris Cos., Inc.                                        2.6
J.P.Morgan Chase & Co.                                          3.1
Johnson & Johnson                                               2.4
                                                               ----
                                                               31.4
Portfolio Characteristics
Price/Earnings Ratio (Trailing)      29.33
Historical Beta                       0.91
Weighted Market Cap.             $96.7 bil

Sector Weightings (%)

Financial Services                                             20.6
Technology                                                     16.8
Health Care                                                    15.5
Retail                                                          7.8
Energy                                                          7.6
Consumer Non-Durables                                           7.6
Utilities                                                       6.7
Multi-Industry                                                  5.6
Capital Goods                                                   3.1
Raw Materials                                                   2.8
Consumer Services                                               2.1
Consumer Durables                                               1.4
Business Equip. & Services                                      1.2
Transportation                                                  0.8
Shelter                                                         0.4
                                                              -----
                                                              100.0

Average Annual Returns* (%)

                                                  One         Three         Five       Since
                                                  Year        Years         Years    Inception
                                                  ----        -----         -----    ---------
McMorgan Equity Investment Fund                  -20.34      -10.79         2.34       11.17
McMorgan Eq.Inv.Fund (Class Z)**                 -20.52         N/A          N/A      -21.78
Standard &Poor 's 500                            -17.99       -9.18         3.66       12.38

Past performance is no guarantee of future results. Due to market volatility,current performance may be less than shown. Investment return and principal value will fluctuate so that upon redemption shares may be more or less than their original cost.

                             Equity Investment Fund
                          July 14,1994 Inception Date

________ McMorgan Equity Investment Fund           $25,347
- - - -  Standard &Poor 's 500 Index               $23,254



                                      McMorgan              Standard & Poor's
                               Equity Investment Fund          500 Index
7/14/94                               $10,000                   $10,000
7/31/94                               $10,040                   $10,110
8/31/94                               $10,440                   $10,521
9/30/94                               $10,160                   $10,268
10/31/94                              $10,320                   $10,503
11/30/94                               $9,989                   $10,118
12/31/94                              $10,124                   $10,265
1/31/95                               $10,315                   $10,532
2/28/95                               $10,709                   $10,941
3/31/95                               $10,965                   $11,265
4/30/95                               $11,371                   $11,595
5/31/95                               $11,786                   $12,054
6/30/95                               $12,155                   $12,337
7/31/95                               $12,532                   $12,749
8/31/95                               $12,552                   $12,780
9/30/95                               $13,094                   $13,317
10/31/95                              $13,002                   $13,270
11/30/95                              $13,543                   $13,854
12/31/95                              $13,761                   $14,113
1/31/96                               $14,276                   $14,598
2/29/96                               $14,513                   $14,739
3/31/96                               $14,613                   $14,880
4/30/96                               $14,913                   $15,099
5/31/96                               $15,294                   $15,488
6/30/96                               $15,380                   $15,552
7/31/96                               $14,779                   $14,858

8/31/96                               $15,058                   $15,173
9/30/96                               $15,891                   $16,027
10/31/96                              $16,452                   $16,468
11/30/96                              $17,814                   $17,718
12/31/96                              $17,449                   $17,376
1/31/97                               $18,629                   $18,455
2/28/97                               $18,629                   $18,603
3/31/97                               $17,978                   $17,829
4/30/97                               $18,952                   $18,893
5/31/97                               $20,021                   $20,053
6/30/97                               $20,713                   $20,946
7/31/97                               $22,837                   $22,611
8/31/97                               $21,880                   $21,356
9/30/97                               $23,092                   $22,520
10/31/97                              $22,323                   $21,779
11/30/97                              $23,156                   $22,779
12/31/97                              $23,352                   $23,161
1/30/98                               $23,733                   $23,423
2/27/98                               $25,238                   $25,107
3/31/98                               $26,131                   $26,395
4/30/98                               $26,630                   $26,670
5/31/98                               $26,079                   $26,206
6/30/98                               $26,906                   $27,270
7/31/98                               $26,916                   $26,981
8/31/98                               $23,342                   $23,085
9/30/98                               $24,815                   $24,571
10/31/98                              $26,862                   $26,559
11/30/98                              $28,600                   $28,169
12/31/98                              $29,841                   $29,808
1/31/99                               $30,668                   $31,042
2/28/99                               $29,702                   $30,077
3/31/99                               $30,331                   $31,286
4/30/99                               $31,687                   $32,478
5/31/99                               $31,054                   $31,728
6/30/99                               $32,752                   $33,463
7/31/99                               $32,169                   $32,429
8/31/99                               $32,127                   $32,283
9/30/99                               $31,013                   $31,389
10/31/99                              $32,309                   $33,385
11/30/99                              $32,590                   $34,063
12/31/99                              $33,287                   $36,070
1/31/00                               $32,295                   $34,259
2/29/00                               $31,052                   $33,612
3/31/00                               $34,008                   $36,899
4/30/00                               $33,192                   $35,788
5/31/00                               $32,807                   $35,040
6/30/00                               $33,345                   $35,913
7/31/00                               $33,025                   $35,353
8/31/00                               $35,135                   $37,534
9/30/00                               $32,995                   $35,552
10/31/00                              $33,606                   $35,403
11/30/00                              $31,082                   $32,613


12/31/00                              $31,166                   $32,773
1/31/01                               $32,481                   $33,936
2/28/01                               $29,558                   $30,841
3/31/01                               $27,879                   $28,886
4/30/01                               $30,003                   $31,130
5/31/01                               $29,979                   $31,339
6/30/01                               $29,200                   $30,577
7/31/01                               $28,937                   $30,276
8/31/01                               $27,334                   $28,381
9/30/01                               $25,421                   $26,090
10/31/01                              $26,087                   $26,588
11/30/01                              $27,994                   $28,627
12/31/01                              $27,876                   $28,878
1/31/02                               $27,037                   $28,457
2/28/02                               $26,345                   $27,908
3/31/02                               $27,317                   $28,958
4/30/02                               $25,416                   $27,202
5/31/02                               $25,441                   $27,001
6/30/02                               $23,263                   $25,078

This chart reflects a hypothetical investment of $10,000 with reinvestment of dividends and capital gains.
*Before taxes on distributions or redemption of Fund shares.
**Inception date of McMorgan Equity Investment Fund Class Z shares is 2/1/01.

                                                                 McMorgan Funds

Principal Preservation Fund
Portfolio of Investments
June 30, 2002

FIXED INCOME SECURITIES 99.8%
U.S. GOVERNMENT AGENCY NOTES 77.0%


                                                       Principal      Amortized
                                                        Amount          Cost
                                                      --------------------------
FEDERAL FARM CREDIT BANK - 3.9%
 1.72%, due 7/15/02 ..............................    $ 3,535,000   $  3,532,635
 1.81%, due 7/9/02 ...............................      2,000,000      1,999,196
                                                                    ------------
                                                                       5,531,831
                                                                    ------------
FEDERAL HOME LOAN BANK - 10.4%
 1.73%, due 9/20/02 ..............................      5,000,000      4,980,538
 2.125%, due 1/15/03 .............................      4,300,000      4,296,241
 2.36%, due 1/3/03 ...............................      3,000,000      2,963,420
 2.555%, due 6/10/03 .............................      2,400,000      2,399,293
                                                                    ------------
                                                                      14,639,492
                                                                    ------------
FEDERAL HOME LOAN MORTGAGE
 CORPORATION - 1.7%
 2.30%, due 5/15/03  .............................      1,000,000      1,000,000
 6.625%, due 8/15/02 .............................      1,320,000      1,324,848
                                                                    ------------
                                                                       2,324,848
                                                                    ------------
FEDERAL HOME LOAN MORTGAGE
 CORPORATION (DISCOUNT NOTE) - 20.6%
 1.70%, due 7/18/02 ..............................      5,000,000      4,995,986
 1.77%, due 8/23/02 ..............................      5,000,000      4,986,971
 1.77%, due 8/23/02 ..............................      8,000,000      7,978,800
 1.81%, due 7/3/02 ...............................      1,500,000      1,499,849
 1.85%, due 7/26/02 ..............................      4,000,000      3,994,861
 1.93%, due 9/13/02 ..............................      2,699,000      2,688,292
 2.25%, due 12/5/02 ..............................      3,000,000      2,970,563
                                                                    ------------
                                                                      29,115,322
                                                                    ------------
FEDERAL NATIONAL MORTGAGE
 ASSOCIATION - 37.6%
 1.74%, due 9/4/02 ...............................      3,950,000      3,937,590
 1.74%, due 10/23/02 .............................      5,000,000      4,972,450
 1.76%, due 7/31/02 ..............................      2,650,000      2,645,981
 1.76%, due 7/31/02 ..............................      5,000,000      4,992,667
 1.77%, due 8/14/02 ..............................      4,099,000      4,090,133
 1.78%, due 11/29/02 .............................      2,500,000      2,481,335
 1.81%, due 7/3/02 ...............................      4,000,000      3,999,598
 1.82%, due 8/5/02 ...............................      4,000,000      3,992,922
 1.82%, due 8/5/02 ...............................      4,750,000      4,741,918
 1.83%, due 9/16/02 ..............................     10,500,000     10,458,901
 1.83%, due 11/27/02 .............................        830,000        823,713
 2.00%, due 10/2/02 ..............................      3,931,000      3,910,690
 2.33%, due 4/4/03 ...............................      2,000,000      1,964,144
                                                                    ------------
                                                                      53,012,042
                                                                    ------------
STUDENT LOAN MARKETING
 ASSOCIATION (DISCOUNT NOTE) - 2.8%
 1.76%, due 10/1/02 ..............................      4,000,000      3,982,009
                                                                    ------------
Total U.S. Government Agency Notes
 (Cost $108,605,544) .............................                   108,605,544
                                                                    ------------

COMMERCIAL PAPER 17.4%


                                                        Principal     Amortized
                                                          Amount         Cost
                                                        ------------------------
Caterpillar Financial Services Corp.
 1.89%, due 7/11/02  ...............................    $3,000,000   $ 2,998,425
Coca-Cola Enterprises Inc.
 1.77%, due 7/29/02 (a) ............................     4,000,000     3,994,493
General Electric Capital Services Inc.
 1.78%, due 9/17/02 ................................     4,000,000     3,984,573
General Motors Acceptance Corp.
 2.01%, due 8/1/02 .................................     2,500,000     2,495,673
New Center Asset Trust
 1.81%, due 8/1/02 .................................     4,000,000     3,993,766
Salomon Smith Barney Holdings, Inc.
 1.77%, due 9/16/02 ................................     4,000,000     3,984,857
Verizon Global Funding Corp.
 1.80%, due 7/24/02 (a) ............................     3,200,000     3,196,320
                                                                     -----------
Total Commercial Paper
 (Cost $24,648,107) ................................                  24,648,107
                                                                     -----------

REPURCHASE AGREEMENT 5.4%

JP Morgan Chase & Co.
 1.70%, due 7/1/02 (b) ............................     7,650,000      7,650,000
                                                                    ------------
Total Repurchase Agreement
 (Cost $7,650,000) ................................                    7,650,000
                                                                    ------------
Total Fixed Income Securities
 (Cost $140,903,651) (c) ..........................          99.8%   140,903,651
Cash and Other Assets,
 Less Liabilities .................................           0.2        222,971
                                                       ----------   ------------
Net Assets ........................................         100.0%  $141,126,622
                                                       ==========   ============

___________
(a) May be sold to institutional investors only.
(b) Collateralized by $7,870,000 par value, 1.77%, due 12/26/02, value $7,801,942 U.S. Treasury Bill.
(c) At June 30, 2002, cost is identical for book and federal income tax purposes.


See accompanying notes to financial statements.

Principal Preservation Fund
Statement of Assets and Liabilities
As of June 30, 2002


ASSETS:
 Investments in securities at value
   (cost $140,903,651) ..........................................   $140,903,651
 Cash-interest bearing accounts .................................         52,501
 Receivable for fund shares sold ................................        122,188
 Interest receivable ............................................         85,755
 Other assets ...................................................         10,213
                                                                    ------------
   Total assets .................................................    141,174,308
                                                                    ------------
LIABILITIES:
 Fund shares redeemed ...........................................         18,415
 Distributions payable ..........................................          2,709
 Payable to Advisor, net ........................................          2,707
 Accrued expenses ...............................................         23,855
                                                                    ------------
   Total liabilities ............................................         47,686
                                                                    ------------
Net Assets ......................................................   $141,126,622
                                                                    ============
NET ASSETS CONSIST OF:
 Capital paid-in ................................................   $141,124,144
 Accumulated net realized gain on investments ...................          2,478
                                                                    ------------
                                                                    $141,126,622
                                                                    ============
Net Assets:
 Class McMorgan .................................................   $141,126,622
                                                                    ============
Shares Outstanding:
 Class McMorgan .................................................    141,141,631
                                                                    ============
Net asset value and redemption price per share:
 Class McMorgan .................................................   $       1.00
                                                                    ============



Statement of Operations
For the year ended June 30, 2002


INVESTMENT INCOME:
Interest ..........................................................   $3,494,727
                                                                      ----------
Expenses:
 Investment advisory fees (Note E) ................................      332,520
 Transfer agent fees ..............................................       79,590
 Administration fees ..............................................       68,289
 Accounting fees ..................................................       48,608
 Registration expenses ............................................       27,275
 Custodian fees ...................................................       20,674
 Legal fees .......................................................       11,913
 Auditing fees ....................................................       10,500
 Trustees fees ....................................................       10,121
 Insurance fees ...................................................        9,687
 Report to shareholder expense ....................................        9,266
 Miscellaneous expenses ...........................................        3,317
                                                                      ----------
   Total expenses .................................................      631,760
 Expenses reimbursed (Note E) .....................................     (232,736)
                                                                      ----------
   Net expenses ...................................................      399,024
                                                                      ----------
Net investment income .............................................    3,095,703
                                                                      ----------
REALIZED GAIN ON INVESTMENTS:
 Net realized gain on investments .................................        4,155
                                                                      ----------
Increase in net assets from operations ............................   $3,099,858
                                                                      ==========



See accompanying notes to financial statements.

                                                                 McMorgan Funds

Principal Preservation Fund
Statement of Changes in Net Assets
For the years ended June 30, 2002
and June 30, 2001


                                                       2002             2001
                                                   -------------   -------------
INCREASE IN NET ASSETS:
 Operations:
   Net investment income.......................    $   3,095,703   $   5,638,364
   Net realized gain on investments............            4,155           3,911
                                                   -------------   -------------
   Increase in net assets......................        3,099,858       5,642,275
                                                   -------------   -------------
 Dividends to shareholders:
   From net investment income..................       (3,095,703)     (5,656,784)
                                                   -------------   -------------
 Capital share transactions:
   Net proceeds from sale of shares............      244,027,790     271,270,891
   Net asset value of shares issued to
    shareholders in reinvestment of dividends..        3,024,963       5,496,532
                                                   -------------   -------------
                                                     247,052,753     276,767,423
   Cost of shares redeemed.....................     (216,331,294)   (237,389,991)
                                                   -------------   -------------
   Increase in net assets derived from capital
    share transactions.........................       30,721,459      39,377,432
                                                   -------------   -------------
   Total increase in net assets................       30,725,614      39,362,923
 Net Assets:
   Beginning of year...........................      110,401,008      71,038,085
                                                   -------------   -------------
   End of year.................................    $ 141,126,622   $ 110,401,008
                                                   =============   =============



See accompanying notes to financial statements.

Principal Preservation Fund

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

The tables below set forth financial data for a share of beneficial interest outstanding throughout each year presented.


                                                                                            Class McMorgan
                                                                   ----------------------------------------------------------------
                                                                    For the       For the       For the      For the       For the
                                                                   Year Ended   Year Ended    Year Ended    Year Ended   Year Ended
                                                                    06/30/02     06/30/01      06/30/00      06/30/99     06/30/98
                                                                    --------     --------       -------      -------       -------
Net asset value, beginning of year.............................     $   1.00     $   1.00       $  1.00      $  1.00       $  1.00
                                                                    --------     --------       -------      -------       -------
 Income from investment operations:
 Net investment income ........................................         0.02         0.06          0.05         0.05          0.05
                                                                    --------     --------       -------      -------       -------
   Total from investment operations............................         0.02         0.06          0.05         0.05          0.05
                                                                    --------     --------       -------      -------       -------
 Less dividends:
 From net investment income....................................        (0.02)       (0.06)        (0.05)       (0.05)        (0.05)
                                                                    --------     --------       -------      -------       -------
   Total dividends.............................................        (0.02)       (0.06)        (0.05)       (0.05)        (0.05)
                                                                    --------     --------       -------      -------       -------
Net asset value, end of year...................................     $   1.00     $   1.00       $  1.00      $  1.00       $  1.00
                                                                    ========     ========       =======      =======       =======
Total return...................................................         2.41%        5.88%         5.48%        4.97%         5.41%
Ratios/Supplemental Data:
 Net assets, end of year (in 000's)............................     $141,127     $110,401       $71,038      $85,940       $48,184
 Ratio of expenses to average net assets before reimbursement
   and recovery of expenses by Advisor.........................         0.47%        0.49%         0.51%        0.61%         0.67%
 Ratio of expenses to average net assets after reimbursement
   and recovery of expenses by Advisor.........................         0.30%        0.30%         0.30%        0.30%         0.30%
 Ratio of net investment income to average net assets before
   reimbursement and recovery of expenses by Advisor...........         2.16%        5.47%         5.11%        4.53%         4.92%
 Ratio of net investment income to average net assets after
   reimbursement and recovery of expenses by Advisor...........         2.33%        5.66%         5.32%        4.84%         5.29%



See accompanying notes to financial statements.

                                                                 McMorgan Funds

Intermediate Fixed Income Fund
Portfolio of Investments
June 30, 2002

FIXED INCOME SECURITIES 97.1%
CORPORATE BONDS 37.2%


                                                        Principal
                                                          Amount        Value
                                                        ------------------------
FINANCIAL SERVICES - 23.9%
Associates Corp. of North America
 6.25%, due 11/1/08 ................................    $  875,000   $   918,967
 7.55%, due 7/17/06 ................................       600,000       660,668
Bank of America Corp.
 7.125%, due 9/15/06 ...............................     4,100,000     4,475,015
Boeing Capital Corp.
 5.75%, due 2/15/07 ................................     1,100,000     1,141,452
Countrywide Home Loans, Inc.
 5.625%, due 5/15/07 ...............................       830,000       848,726
Credit Suisse First Boston Inc.
 5.75%, due 4/15/07 ................................     1,940,000     1,984,705
Ford Motor Credit Corp.
 6.50%, due 1/25/07 ................................     3,800,000     3,803,473
General Electric Capital Corp.
 5.00%, due 6/15/07 ................................     1,300,000     1,309,872
 5.875%, due 2/15/12 ...............................     2,050,000     2,030,304
General Motors Acceptance Corp.
 6.125%, due 2/1/07 ................................     1,785,000     1,804,535
 6.15%, due 4/5/07 .................................       750,000       756,667
Goldman Sachs Group, Inc.
 7.35%, due 10/1/09 ................................     2,150,000     2,299,560
Household Finance Corp.
 6.40%, due 6/17/08 ................................     2,300,000     2,307,346
International Lease Finance Corp.
 5.625%, due 6/1/07 ................................     1,685,000     1,708,285
 6.375%, due 3/15/09 ...............................       745,000       770,210
Lehman Brothers Holdings, Inc.
 7.00%, due 2/1/08 .................................       700,000       749,369
Merrill Lynch & Co., Inc.
 6.00%, due 7/15/05 ................................       800,000       845,397
Morgan Stanley Dean Witter & Co.
 5.80%, due 4/1/07 .................................     1,700,000     1,743,464
 6.875%, due 3/1/07 ................................       575,000       615,165
Salomon, Smith Barney Holdings Inc.
 6.50%, due 2/15/08 ................................     3,435,000     3,671,091
USA Education Inc.
 5.625%, due 4/10/07 ...............................     1,700,000     1,755,898
U.S. Bancorp
 6.875%, due 12/1/04 ...............................       840,000       897,967
Wells Fargo Co.
 5.125%, due 2/15/07 ...............................     2,625,000     2,655,867
                                                                     -----------
                                                                      39,754,003
                                                                     -----------
INDUSTRIAL - 13.3%
Alcoa Inc.
 5.88%, due 6/1/06 .................................     1,160,000     1,217,362
AOL Time Warner Inc.
 8.18%, due 8/15/07 ................................     2,885,000     3,071,677
ConAgra Foods, Inc.
 6.00%, due 9/15/06 ................................     1,100,000     1,142,800


                                                        Principal
                                                          Amount        Value
                                                        ------------------------
INDUSTRIAL (Continued)
Conoco Funding Co.
 6.35%, due 10/15/11 ...............................    $1,700,000   $ 1,762,499
Costco Wholesale Corp.
 5.50%, due 3/15/07 ................................       595,000       613,563
First Data Corp.
 4.70%, due 11/1/06 ................................     2,200,000     2,206,404
Hewlett-Packard Co.
 5.50%, due 7/1/07 .................................       650,000       646,294
Kraft Foods Inc.
 5.25%, due 6/1/07 .................................     1,830,000     1,855,922
Procter & Gamble Co. (The)
 4.75%, due 6/15/07 ................................     1,255,000     1,266,523
Sears Roebuck Acceptance Corp.
 6.92%, due 10/3/02 ................................       285,000       288,329
Target Corp.
 7.50%, due 7/15/06 ................................     1,700,000     1,883,523
TCI Communications, Inc.
 6.375%, due 5/1/03 ................................     2,500,000     2,553,155
Transcontinental Gas Pipeline
 6.125%, due 1/15/05 ...............................       865,000       824,687
Verizon New England, Inc.
 6.50%, due 9/15/11 ................................     1,575,000     1,540,243
Viacom, Inc.
 5.625%, due 5/1/07 ................................     1,140,000     1,167,178
                                                                     -----------
                                                                      22,040,159
                                                                     -----------
Total Corporate Bonds
 (Cost $60,671,098) ................................                  61,794,162
                                                                     -----------
U.S. GOVERNMENT SECURITIES 59.9%
U.S. GOVERNMENT AGENCY OBLIGATIONS 11.1%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.1%
 3.25%, due 11/15/04 ...............................       550,000       550,225
 5.25%, due 1/15/06 ................................       785,000       818,475
 5.75%, due 4/15/08 ................................     3,540,000     3,733,599
 5.99%, due 12/1/03 ................................     1,650,000     1,719,731
                                                                     -----------
                                                                       6,822,030
                                                                     -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.6%
 5.50%, due 3/15/11 ................................     1,070,000     1,085,448
 6.375%, due 6/15/09 ...............................     2,329,000     2,519,250
 7.00%, due 7/15/05 ................................     2,150,000     2,351,238
                                                                     -----------
                                                                       5,955,936
                                                                     -----------
FEDERAL NATIONAL MORTGAGE
 ASSOCIATION PRINCIPAL STRIP - 1.2%
 0.00%, due 2/15/08 (a) ............................     2,710,000     2,059,616
                                                                     -----------


See accompanying notes to financial statements.

Intermediate Fixed Income Fund
Portfolio of Investments (Continued)
June 30, 2002

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)


                                                        Principal
                                                         Amount         Value
                                                       -------------------------
GUARANTEED EXPORT CERTIFICATES - 0.4%
 6.125%, due 6/15/04 ..............................    $   117,647   $   118,958
 6.28%, due 6/15/04 ...............................        129,412       133,530
 6.55%, due 6/15/04 ...............................        352,932       364,798
                                                                     -----------
                                                                         617,286
                                                                     -----------
TENNESSEE VALLEY AUTHORITY - 1.8%
 5.375%, due 11/13/08 .............................      2,865,000     2,944,724
                                                                     -----------
Total U.S. Government Agency Obligations
 (Cost $17,608,059) ...............................                   18,399,592
                                                                     -----------
U.S. GOVERNMENT OBLIGATIONS 7.0%

UNITED STATES TREASURY NOTES - 7.0%
 3.50%, due 1/15/11 ...............................     10,915,000    11,664,453
                                                                     -----------
Total U.S. Government Obligations
 (Cost $11,405,977) ...............................                   11,664,453
                                                                     -----------
COLLATERALIZED MORTGAGE OBLIGATIONS 41.8%

FEDERAL HOME LOAN BANK - 1.1%
 5.77%, due 2/3/04 ................................        840,000       874,352
 6.085%, due 12/23/02 .............................        500,000       509,732
 7.70%, due 9/20/04 ...............................        400,000       437,841
                                                                     -----------
                                                                       1,821,925
                                                                     -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 31.3%
 5.25%, due 2/15/21 ...............................      2,000,000     2,061,322
 5.50%, due 10/15/19 ..............................      1,800,000     1,862,489
 5.50%, due 1/15/21 ...............................      3,825,000     3,959,862
 5.50%, due 4/15/21 ...............................      2,000,000     2,070,558
 5.50%, due 7/15/23 ...............................      3,300,000     3,382,480
 5.50%, due 3/15/24 ...............................      3,500,000     3,588,242
 5.75%, due 9/15/16 ...............................      1,000,000       998,502
 5.75%, due 2/15/20 ...............................      1,750,000     1,821,148
 5.75%, due 2/15/23 ...............................      1,600,000     1,640,018
 5.75%, due 6/15/25 ...............................      2,000,000     2,042,204
 5.75%, due 1/15/28 ...............................      1,204,734     1,234,098
 6.00%, due 7/15/19 ...............................        297,315       299,305
 6.00%, due 5/15/20 ...............................      1,550,000     1,589,120
 6.00%, due 4/15/21 ...............................      2,600,000     2,717,086
 6.00%, due 4/15/21 ...............................      1,450,000     1,518,769
 6.00%, due 2/15/22 ...............................      1,000,000     1,044,958
 6.00%, due 3/15/22 ...............................      2,500,000     2,618,515
 6.00%, due 3/15/22 ...............................      1,071,900     1,124,359
 6.00%, due 2/15/25 ...............................      2,500,000     2,588,322
 6.00%, due 12/15/25 ..............................      2,550,000     2,599,947
 6.00%, due 12/15/26 ..............................      1,000,000     1,030,670
 6.00%, due 2/15/27 ...............................      2,000,000     2,063,906
 6.00%, due 8/15/27 ...............................      2,881,650     2,939,006
 6.25%, due 5/15/19 ...............................         87,113        87,270

                                                       Principal
                                                         Amount         Value
                                                       -------------------------
FEDERAL HOME LOAN MORTGAGE
 CORPORATION (Continued)
 6.50%, due 1/25/21 ...............................    $  677,093   $    682,843
 6.50%, due 4/15/22 ...............................       500,000        526,579
 6.50%, due 11/15/22 ..............................     1,000,000      1,022,227
 6.50%, due 6/15/24 ...............................     1,500,000      1,555,033
 7.00%, due 1/15/24 ...............................     1,300,000      1,334,317
                                                                    ------------
                                                                      52,003,155
                                                                    ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 9.4%
 4.75%, due 1/25/25 ...............................     2,075,000      2,017,846
 5.50%, due 5/25/17 ...............................     1,500,000      1,486,790
 5.50%, due 7/25/20 ...............................       377,832        378,430
 5.50%, due 8/25/21 ...............................       216,910        219,044
 5.75%, due 11/18/21 ..............................     3,300,000      3,384,180
 5.75%, due 11/18/21 ..............................       300,000        307,542
 5.75%, due 9/18/22 ...............................       950,000        970,756
 5.75%, due 3/25/27 ...............................     2,000,000      2,044,126
 6.00%, due 4/1/09 ................................         4,785          4,945
 6.00%, due 3/25/25 ...............................     1,500,000      1,557,981
 6.00%, due 11/25/26 ..............................     1,025,000      1,034,264
 6.00%, due 2/25/28 ...............................     2,036,746      2,090,472
 6.25%, due 7/25/19 ...............................        67,471         67,577
 9.00%, due 6/25/18 ...............................        32,614         36,245
                                                                    ------------
                                                                      15,600,198
                                                                    ------------
Total Collateralized Mortgage Obligations
 (Cost $66,697,635) ...............................                   69,425,278
                                                                    ------------
Total Fixed Income Securities
 (Cost $156,382,769) (b) ..........................          97.1%   161,283,485
Cash and Other Assets,
 Less Liabilities .................................           2.9      4,771,419
                                                       ----------   ------------
Net Assets ........................................         100.0%  $166,054,904
                                                       ==========   ============
(a) Zero coupon bond.
(b) Aggregate cost for federal income tax purposes is $156,399,613 and net unrealized appreciation is as follows:
  Gross unrealized appreciation ...................                 $  5,147,417
  Gross unrealized depreciation ...................                     (263,545)
                                                                    ------------
  Net unrealized appreciation .....................                 $  4,883,872
                                                                    ============



See accompanying notes to financial statements.

                                                                 McMorgan Funds

Intermediate Fixed Income Fund
Statement of Assets and Liabilities
As of June 30, 2002

ASSETS:
 Investments in securities at value
   (cost $156,382,769) ..........................................   $161,283,485
 Cash-interest bearing accounts .................................      2,677,246
 Dividends and interest receivable ..............................      1,762,718
 Receivable for securities sold .................................        392,687
 Receivable for fund shares sold ................................          4,079
 Other assets ...................................................         17,367
                                                                    ------------
   Total assets .................................................    166,137,582
                                                                    ------------
LIABILITIES:
 Payable to Advisor, net ........................................         28,191
 Fund shares redeemed ...........................................         23,492
 Accrued expenses ...............................................         30,995
                                                                    ------------
   Total liabilities ............................................         82,678
                                                                    ------------
Net Assets ......................................................   $166,054,904
                                                                    ============
NET ASSETS CONSIST OF:
 Capital paid-in ................................................   $162,913,236
 Accumulated undistributed net investment income ................        280,340
 Accumulated net realized loss on investments ...................     (2,039,388)
 Net unrealized appreciation on investments .....................      4,900,716
                                                                    ------------
                                                                    $166,054,904
                                                                    ============
Net Assets:
 Class McMorgan .................................................   $164,067,705
 Class Z* .......................................................      1,987,199
                                                                    ------------
                                                                    $166,054,904
                                                                    ============
Shares Outstanding:
 Class McMorgan .................................................     15,685,876
                                                                    ============
 Class Z* .......................................................        190,110
                                                                    ============
Net asset value and redemption price per share:
 Class McMorgan .................................................   $      10.46
                                                                    ============
 Class Z* .......................................................   $      10.45
                                                                    ============
__________
*Class Z commenced operations on September 4, 2001.

Statement of Operations
For the year ended June 30, 2002


INVESTMENT INCOME:
Interest .........................................................   $11,445,415
                                                                     -----------
Expenses:
 Investment advisory fees (Note E) ...............................       700,598
 Administration fees .............................................       112,873
 Accounting fees .................................................        67,735
 Transfer agent fees .............................................        59,384
 Custodian fees ..................................................        24,333
 Registration expenses ...........................................        20,562
 Legal fees ......................................................        17,855
 Insurance fees ..................................................        17,161
 Trustees fees ...................................................        15,035
 Auditing fees ...................................................        13,500
 Report to shareholder expense ...................................        13,408
 12b-1 distribution fees (Class Z) ...............................         2,491
 Miscellaneous expenses ..........................................         3,632
                                                                     -----------
   Total expenses ................................................     1,068,567
 Expenses reimbursed (Note E) ....................................       (65,222)
                                                                     -----------
   Net expenses ..................................................     1,003,345
                                                                     -----------
Net investment income ............................................    10,442,070
                                                                     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized loss on investments ................................      (633,214)
 Net change in unrealized appreciation
   on investments ................................................     1,935,337
                                                                     -----------
 Net realized and unrealized gain on investments .................     1,302,123
                                                                     -----------
Increase in net assets from operations ...........................   $11,744,193
                                                                     ===========

See accompanying notes to financial statements.

Intermediate Fixed Income Fund
Statement of Changes in Net Assets
For the years ended June 30, 2002
and June 30, 2001


                                                         2002           2001
                                                     ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income ..........................    $ 10,442,070   $ 10,960,611
 Net realized gain (loss) on investments ........        (633,214)       793,165
 Net change in unrealized appreciation/
  (depreciation) on investments..................       1,935,337      8,292,396
                                                     ------------   ------------
 Increase in net assets .........................      11,744,193     20,046,172
                                                     ------------   ------------
Dividends and distributions to shareholders:
 From net investment income:
   Class McMorgan shares.........................     (10,612,437)   (10,896,569)
   Class Z shares*...............................         (50,745)             -
 From capital gains:
   Class McMorgan shares.........................      (1,783,139)             -
   Class Z shares*...............................         (10,222)             -
                                                     ------------   ------------
 Total dividends and distributions to
  shareholders...................................     (12,456,543)   (10,896,569)
                                                     ------------   ------------
Capital share transactions:
 Net proceeds from sale of shares:
   Class McMorgan shares.........................      28,797,977     42,420,453
   Class Z shares*...............................       4,926,494              -
 Net asset value of shares issued to
  shareholders in reinvestment of dividends and
  distributions:
   Class McMorgan shares.........................      12,101,744     10,670,291
   Class Z shares*...............................          60,965              -
                                                     ------------   ------------
                                                       45,887,180     53,090,744
 Cost of shares redeemed:
   Class McMorgan shares.........................     (84,091,963)   (25,138,093)
   Class Z shares*...............................      (2,952,108)             -
                                                     ------------   ------------
 Increase (decrease) in net assets derived from
  capital share transactions.....................     (41,156,891)    27,952,651
                                                     ------------   ------------
 Total increase (decrease) in net assets ........     (41,869,241)    37,102,254

Net Assets:
 Beginning of period ............................     207,924,145    170,821,891
                                                     ------------   ------------
 End of period (including undistributed net
  investment income of $280,340 and $513,358,
  respectively)..................................    $166,054,904   $207,924,145
                                                     ============   ============

---------------
* Class Z commenced operations on September 4, 2001.


See accompanying notes to financial statements.

                                                                 McMorgan Funds

Intermediate Fixed Income Fund


--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.


                                   For the         For the          For the           For the          For the           For the
                                 Year Ended      Period Ended     Year Ended        Year Ended        Year Ended       Year Ended
                                  06/30/02        06/30/02*        06/30/01          06/30/00          06/30/99         06/30/98
                               --------------    ------------   --------------    --------------    --------------   --------------
                               Class McMorgan      Class Z      Class McMorgan    Class McMorgan    Class McMorgan   Class McMorgan
                               --------------    ------------   --------------    --------------    --------------   --------------
Net asset value, beginning
  of period.................      $  10.50          $10.65         $   9.99          $  10.26          $  10.53         $  10.26
                                  --------          ------         --------          --------          --------         --------
 Income from investment
  operations:
 Net investment income .....          0.56            0.44             0.60              0.58              0.57             0.60
 Net realized and
  unrealized gain (loss) on
  investments...............          0.06           (0.10)            0.51             (0.23)            (0.23)            0.27
                                  --------          ------         --------          --------          --------         --------
   Total from investment
     operations.............          0.62            0.34             1.11              0.35              0.34             0.87
                                  --------          ------         --------          --------          --------         --------
 Less dividends and
  distributions:
 From net investment income          (0.57)          (0.45)           (0.60)            (0.59)            (0.57)           (0.60)
 From capital gains ........         (0.09)          (0.09)               -             (0.03)            (0.04)               -
                                  --------          ------         --------          --------          --------         --------
   Total dividends and
     distributions..........         (0.66)          (0.54)           (0.60)            (0.62)            (0.61)           (0.60)
                                  --------          ------         --------          --------          --------         --------
Net asset value, end of
  period....................      $  10.46          $10.45         $  10.50          $   9.99          $  10.26         $  10.53
                                  ========          ======         ========          ========          ========         ========
Total return ...............          5.98%           3.25%(a)        11.37%             3.51%             3.25%            8.68%

Ratios/Supplemental Data:
 Net assets, end of period
  (in 000's)................      $164,068          $1,987         $207,924          $170,822          $153,096         $121,710
 Ratio of expenses to
  average net assets before
  reimbursement
  and recovery of expenses
  by Advisor................          0.53%           0.78%+           0.50%             0.52%             0.52%            0.55%
 Ratio of expenses to
  average net assets after
  reimbursement
  and recovery of expenses
  by Advisor................          0.50%           0.75%+           0.50%             0.50%             0.50%            0.50%
 Ratio of net investment
  income to average net
  assets before
  reimbursement and
  recovery of expenses by
  Advisor...................          5.19%           4.94%+           5.79%             5.79%             5.40%            5.74%
 Ratio of net investment
  income to average net
  assets after
  reimbursement and
  recovery of expenses by
  Advisor...................          5.22%           4.97%+           5.79%             5.81%             5.42%            5.79%
 Portfolio turnover ........         76.07%          76.07%           56.64%            25.34%            40.40%           45.44%

---------------
*  Class Z commenced operations on September 4, 2001.
+  Annualized.
(a) Total return is not annualized.



See accompanying notes to financial statements.

Fixed Income Fund
Portfolio of Investments
June 30, 2002

FIXED INCOME SECURITIES 96.4%
CORPORATE BONDS 32.2%


                                                          Principal
                                                           Amount        Value
                                                          ----------------------
FINANCIAL SERVICES - 20.3%
Bank of America Corp.
 6.25%, due 4/15/12 ..................................    $550,000    $  561,645
Bell Atlantic Financial Verizon
 7.60%, due 3/15/07 ..................................      15,000        16,426
Boeing Capital Corp.
 5.75%, due 2/15/07 ..................................     160,000       166,029
Citigroup Inc.
 7.25%, due 10/1/10 ..................................     770,000       838,139
Credit Suisse First Boston, Inc.
 6.50%, due 1/15/12 ..................................     250,000       251,960
Ford Motor Credit Corp.
 6.375%, due 11/5/08 .................................     300,000       292,993
 6.50%, due 1/25/07 ..................................     430,000       430,393
General Electric Capital Corp.
 5.875%, due 2/15/12 .................................     470,000       465,484
 6.00%, due 6/15/12 ..................................     160,000       159,241
General Motors Acceptance Corp.
 6.125%, due 2/1/07 ..................................      50,000        50,547
 6.125%, due 1/22/08 .................................      70,000        69,168
 6.875%, due 9/15/11 .................................     505,000       501,373
Goldman Sachs Group, Inc.
 6.60%, due 1/15/12 ..................................     155,000       157,884
Household Finance Corp.
 6.40%, due 6/17/08 ..................................     310,000       310,990
 6.75%, due 5/15/11 ..................................     210,000       206,687
 7.65%, due 5/15/07 ..................................     100,000       105,536
International Lease Finance Corp.
 5.625%, due 6/1/07 ..................................     365,000       370,044
 6.375%, due 3/15/09 .................................     125,000       129,230
Lehman Brothers Holdings, Inc.
 7.00%, due 2/1/08 ...................................     230,000       246,221
MetLife, Inc.
 6.125%, due 12/1/11 .................................     155,000       158,154
Morgan Stanley Dean Witter & Co.
 6.60%, due 4/1/12 ...................................     100,000       101,909
 6.875%, due 3/1/07 ..................................     275,000       294,209
U.S. Bank of North America
 6.375%, due 8/1/11 ..................................     225,000       233,768
Wells Fargo & Co.
 5.125%, due 2/15/07 .................................     175,000       177,058
 6.25%, due 4/15/08 ..................................     105,000       111,082
Wells Fargo Financial, Inc.
 6.125%, due 4/18/12 .................................     170,000       173,425
                                                                      ----------
                                                                       6,579,595
                                                                      ----------


                                                         Principal
                                                          Amount        Value
                                                         -----------------------
INDUSTRIAL - 11.9%
Alcoa Inc.
 6.50%, due 6/1/11 ..................................    $180,000    $   190,715
Anadarko Petroleum Corp.
 6.125%, due 3/15/12 ................................     225,000        225,706
AOL Time Warner Inc.
 6.875%, due 5/1/12 .................................     520,000        479,569
Citizens Communications Co.
 7.625%, due 8/15/08 ................................     105,000         95,947
ConAgra Foods, Inc.
 6.75%, due 9/15/11 .................................     115,000        121,349
Conoco Funding Co.
 6.35%, due 10/15/11 ................................     380,000        393,970
First Data Corp.
 5.625%, due 11/1/11 ................................     200,000        199,194
Hewlett-Packard Co.
 5.50%, due 7/1/07 ..................................     120,000        119,316
Kimberly-Clark Corp.
 5.625%, due 2/15/12 ................................      60,000         60,194
Kraft Foods Inc.
 5.625%, due 11/1/11 ................................     140,000        138,737
 6.25%, due 6/1/12 ..................................     115,000        118,498
Northwest Pipeline Corp.
 6.625%, due 12/1/07 ................................     170,000        162,230
Sears, Roebuck Acceptance Corp.
 6.125%, due 1/15/06 ................................     100,000        103,673
 6.70%, due 11/15/06 ................................     400,000        420,127
Sears, Roebuck & Co.
 6.25%, due 1/15/04 .................................      50,000         51,922
Target Corp.
 7.50%, due 8/15/10 .................................     195,000        218,884
TCI Communications, Inc.
 6.875%, due 2/15/06 ................................     300,000        288,847
Verizon New York, Inc.
 6.875%, due 4/1/12 .................................      35,000         34,823
Verizon Pennsylvania
 Series A
 5.65%, due 11/15/11 ................................     245,000        225,294
Viacom, Inc.
 6.625%, due 5/15/11 ................................     185,000        189,903
                                                                     -----------
                                                                       3,838,898
                                                                     -----------
Total Corporate Bonds
 (Cost $10,319,580) .................................                 10,418,493
                                                                     -----------

See accompanying notes to financial statements.

                                                                 McMorgan Funds



U.S. GOVERNMENT SECURITIES 64.2%
U.S. GOVERNMENT AGENCY OBLIGATIONS 15.7%

                                                         Principal
                                                           Amount        Value
                                                         -----------------------
FEDERAL HOME LOAN BANK - 6.7%
 5.75%, due 5/15/12 .................................    $2,125,000   $2,182,388
                                                                      ----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.1%
 5.50%, due 3/15/11 .................................     1,370,000    1,389,779
 6.375%, due 6/15/09 ................................       250,000      270,422
                                                                      ----------
                                                                       1,660,201
                                                                      ----------
FINANCING CORPORATION COUPON STRIP - 0.4%
 0.00%, due 5/11/18 (a) .............................       400,000      147,966
                                                                      ----------
GUARANTEED EXPORT CERTIFICATES - 0.1%
 6.13%, due 6/15/04 .................................        14,118       14,275
                                                                      ----------
RESOLUTION FUNDING CORPORATION STRIP - 2.6%
 0.00%, due 4/15/16 (a) .............................     1,670,000      727,310
 0.00%, due 4/15/17 (a) .............................       250,000      101,094
                                                                      ----------
                                                                         828,404
                                                                      ----------
TENNESSEE VALLEY AUTHORITY - 0.8%
 6.25%, due 12/15/17 ................................       260,000      272,501
                                                                      ----------
Total U.S. Government Agency Obligations
 (Cost $4,985,260) ..................................                  5,105,735
                                                                      ----------
U.S. GOVERNMENT OBLIGATIONS 7.0%

UNITED STATES TREASURY INFLATIONARY INDEXED BOND - 1.9%
 3.375%, due 4/15/32 ................................       565,000      604,557
                                                                      ----------
UNITED STATES TREASURY INFLATIONARY INDEXED NOTE - 5.1%
 3.50%, due 1/15/11 .................................     1,545,000    1,651,084
                                                                      ----------
Total U.S. Government Obligations
 (Cost $2,190,936) ..................................                  2,255,641
                                                                      ----------
COLLATERALIZED MORTGAGE OBLIGATIONS 41.5%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 30.5%
 5.25%, due 10/15/22 ................................       700,000      715,359
 5.50%, due 9/15/23 .................................       200,000      205,226
 5.50%, due 3/15/24 .................................       700,000      717,648
 5.75%, due 9/15/16 .................................       510,000      509,236
 5.75%, due 2/15/23 .................................       700,000      717,508
 5.75%, due 6/15/23 .................................       550,000      563,582
 5.75%, due 3/15/24 .................................       300,000      306,841
 5.75%, due 7/15/24 .................................       200,000      206,197
 5.75%, due 1/15/25 .................................       500,000      507,114
 5.75%, due 6/15/25 .................................       600,000      612,661
 6.00%, due 2/15/12 .................................       184,121      190,765
 6.00%, due 11/15/23 ................................       100,000      103,856


                                                        Principal
                                                          Amount        Value
                                                        ------------------------
FEDERAL HOME LOAN MORTGAGE
 CORPORATION (Continued)
 6.00%, due 12/15/23 ...............................    $  400,000   $   414,161
 6.00%, due 1/15/24 ................................       300,000       311,914
 6.00%, due 3/15/24 ................................       500,000       513,559
 6.00%, due 11/15/24 ...............................       700,000       720,667
 6.00%, due 2/15/27 ................................     1,000,000     1,025,302
 6.00%, due 7/15/27 ................................       250,000       254,955
 6.00%, due 9/15/27 ................................        35,000        35,715
 6.00%, due 11/15/27 ...............................       750,000       768,133
 6.10%, due 8/15/28 ................................       193,577       199,253
 6.50%, due 10/15/19 ...............................        60,953        61,104
 6.50%, due 12/15/22 ...............................       200,000       210,889
                                                                     -----------
                                                                       9,871,645
                                                                     -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 11.0%
 4.75%, due 1/25/25 ................................       625,000       607,785
 5.25%, due 9/25/24 ................................       225,000       223,674
 5.50%, due 5/25/17 ................................       700,000       693,835
 5.75%, due 12/25/22 ...............................       500,000       514,951
 5.75%, due 3/25/27 ................................       200,000       204,413
 6.00%, due 1/25/25 ................................       150,000       156,725
 6.00%, due 3/25/25 ................................       200,000       207,731
 6.00%, due 4/25/27 ................................       250,000       257,073
 6.00%, due 10/25/27 ...............................       145,000       149,059
 6.00%, due 1/25/28 ................................       250,000       255,717
 6.50%, due 5/25/28 ................................       300,000       307,073
                                                                     -----------
                                                                       3,578,036
                                                                     -----------
Total Collateralized Mortgage Obligations
 (Cost $12,954,275) ................................                  13,449,681
                                                                     -----------
Total Fixed Income Securities
 (Cost $30,450,051) (b) ............................          96.4%   31,229,550
Cash and Other Assets,
 Less Liabilities ..................................           3.6     1,176,021
                                                        ----------   -----------
Net Assets .........................................         100.0%  $32,405,571
                                                        ==========   ===========
(a) Zero coupon bond.
(b) Aggregate cost for federal income tax purposes is $30,472,989 and net unrealized appreciation is as follows:
    Gross unrealized appreciation.....................               $   885,023
    Gross unrealized depreciation.....................                  (128,462)
                                                                     -----------
    Net unrealized appreciation.......................               $   756,561
                                                                     ===========

See accompanying notes to financial statements.

Fixed Income Fund
Statement of Assets and Liabilities
As of June 30, 2002




ASSETS:
 Investments in securities at value
   (cost $30,450,051) ............................................   $31,229,550
 Cash-interest bearing accounts ..................................       833,493
 Dividends and interest receivable ...............................       302,126
 Receivable for securities sold ..................................        36,344
 Receivable for fund shares sold .................................        24,796
 Receivable from Advisor, net ....................................         6,318
 Other assets ....................................................         9,485
                                                                     -----------
   Total assets ..................................................    32,442,112
                                                                     -----------
LIABILITIES:
 Fund shares redeemed ............................................        16,050
 Accrued expenses ................................................        20,491
                                                                     -----------
   Total liabilities .............................................        36,541
                                                                     -----------
Net Assets .......................................................   $32,405,571
                                                                     ===========
NET ASSETS CONSIST OF:
 Capital paid-in .................................................   $32,135,777
 Accumulated undistributed net investment income .................        61,426
 Accumulated net realized loss on investments ....................      (571,131)
 Net unrealized appreciation on investments ......................       779,499
                                                                     -----------
                                                                     $32,405,571
                                                                     ===========
Net Assets:
 Class McMorgan ..................................................   $29,291,512
 Class Z .........................................................     3,114,059
                                                                     -----------
                                                                     $32,405,571
                                                                     ===========
Shares Outstanding:
 Class McMorgan ..................................................     2,696,371
                                                                     ===========
 Class Z .........................................................       286,651
                                                                     ===========
Net asset value and redemption price per share:
 Class McMorgan ..................................................   $     10.86
                                                                     ===========
 Class Z .........................................................   $     10.86
                                                                     ===========

Statement of Operations
For the year ended June 30, 2002

INVESTMENT INCOME:
Interest ..........................................................   $1,860,515
                                                                      ----------
Expenses:
 Investment advisory fees (Note E) ................................      109,951
 Transfer agent fees ..............................................       55,925
 Accounting fees ..................................................       44,807
 Administration fees ..............................................       30,224
 Registration expenses ............................................       12,992
 Auditing fees ....................................................       12,000
 Custodian fees ...................................................        6,365
 12b-1 distribution fees (Class Z) ................................        5,947
 Report to shareholder expense ....................................        4,201
 Legal fees .......................................................        2,730
 Insurance fees ...................................................        2,407
 Trustees fees ....................................................        2,386
 Miscellaneous expenses ...........................................        3,295
                                                                      ----------
   Total expenses .................................................      293,230
 Expenses reimbursed (Note E) .....................................     (130,209)
                                                                      ----------
   Net expenses ...................................................      163,021
                                                                      ----------
Net investment income .............................................    1,697,494
                                                                      ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized loss on investments .................................     (345,051)
 Net change in unrealized appreciation
   on investments .................................................      710,657
                                                                      ----------
 Net realized and unrealized gain on investments ..................      365,606
                                                                      ----------
Increase in net assets from operations ............................   $2,063,100
                                                                      ==========

See accompanying notes to financial statements.

                                                                 McMorgan Funds

Fixed Income Fund
Statement of Changes in Net Assets
For the years ended June 30, 2002
and June 30, 2001


                                                          2002           2001
                                                       -----------   -----------
INCREASE IN NET ASSETS:
Operations:
 Net investment income ............................    $ 1,697,494   $ 1,484,203
 Net realized gain (loss) on investments ..........       (345,051)      201,762
 Net change in unrealized appreciation/
  (depreciation) on investments ...................        710,657       930,704
                                                       -----------   -----------
 Increase in net assets ...........................      2,063,100     2,616,669
                                                       -----------   -----------
Dividends to shareholders:
 From net investment income:
   Class McMorgan shares...........................     (1,585,536)   (1,466,498)
   Class Z shares*.................................       (126,110)      (22,033)
                                                       -----------   -----------
 Total dividends to shareholders ..................     (1,711,646)   (1,488,531)
                                                       -----------   -----------
Capital share transactions:
 Net proceeds from sale of shares:
   Class McMorgan shares...........................      5,388,885     9,104,651
   Class Z shares*.................................      3,727,838     2,384,497
 Net asset value of shares issued to shareholders
  in reinvestment of dividends:
   Class McMorgan shares...........................      1,508,737     1,365,303
   Class Z shares*.................................        126,108        22,033
                                                       -----------   -----------
                                                        10,751,568    12,876,484
 Cost of shares redeemed:
   Class McMorgan shares...........................     (6,495,068)   (5,107,254)
   Class Z shares*.................................     (2,455,498)     (689,082)
                                                       -----------   -----------
 Increase in net assets derived from capital share
  transactions ....................................      1,801,002     7,080,148
                                                       -----------   -----------
 Total increase in net assets .....................      2,152,456     8,208,286

Net Assets:
 Beginning of period ..............................     30,253,115    22,044,829
                                                       -----------   -----------
 End of period (including undistributed net
  investment income of $61,426 and $75,578,
  respectively) ...................................    $32,405,571   $30,253,115
                                                       ===========   ===========
____________
*Class Z commenced operations on February 1, 2001.



See accompanying notes to financial statements.

Fixed Income Fund
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                             For the          For the         For the           For the
                                                            Year Ended       Year Ended      Year Ended       Period Ended
                                                             06/30/02         06/30/02        06/30/01          06/30/01*
                                                          --------------     ----------    --------------     ------------
                                                          Class McMorgan      Class Z      Class McMorgan       Class Z
                                                          --------------     ----------    --------------     ------------
Net asset value, beginning of period .......................  $ 10.74          $10.74          $ 10.23            $10.87
                                                              -------          ------          -------            ------
 Income investment from operations:
 Net investment income .....................................     0.60            0.55             0.62              0.24
 Net realized and unrealized gain (loss) on investments.....     0.12            0.14             0.52             (0.13)
                                                              -------          ------          -------            ------
   Total from investment operations.........................     0.72            0.69             1.14              0.11
                                                              -------          ------          -------            ------
 Less dividends and distributions:
 From net investment income.................................    (0.60)          (0.57)           (0.63)            (0.24)
 From capital gains.........................................        -               -                -                 -
                                                              -------          ------          -------            ------
   Total dividends and distributions........................    (0.60)          (0.57)           (0.63)            (0.24)
                                                              -------          ------          -------            ------
Net asset value, end of period..............................  $ 10.86          $10.86          $ 10.74            $10.74
                                                              =======          ======          =======            ======
Total return................................................     6.81%           6.55%           11.38%             1.03%(a)

Ratios/Supplemental Data:
 Net assets, end of period (in 000's).......................  $29,292          $3,114          $28,554            $1,699
 Ratio of expenses to average net assets before reimbursement
   and recovery of expenses by Advisor......................     0.89%           1.14%            0.82%             1.07%+
 Ratio of expenses to average net assets after reimbursement
   and recovery of expenses by Advisor......................     0.49%           0.74%            0.50%             0.75%+
 Ratio of net investment income to average net assets before
   reimbursement and recovery of expenses by Advisor........     4.87%           4.62%            5.53%             5.28%+
 Ratio of net investment income to average net assets after
   reimbursement and recovery of expenses by Advisor........     5.27%           5.02%            5.85%             5.60%+
 Portfolio turnover.........................................    94.80%          94.80%           58.66%            58.66%

______________
*   Class Z commenced operations on February 1, 2001.
+   Annualized.
(a) Total return is not annualized.

                                   RESTUBBED

                                                                  For the         For the            For the
                                                                 Year Ended      Year Ended        Year Ended
                                                                 06/30/00         06/30/99          06/30/98
                                                               --------------  --------------    --------------
                                                               Class McMorgan  Class McMorgan    Class McMorgan
                                                               --------------  --------------    --------------
Net asset value, beginning of period .......................      $ 10.52          $ 10.89          $ 10.44
                                                                  -------          -------          -------
 Income investment from operations:
 Net investment income .....................................         0.63             0.61             0.62
 Net realized and unrealized gain (loss) on investments.....        (0.27)           (0.35)            0.47
                                                                  -------          -------          -------
   Total from investment operations.........................         0.36             0.26             1.09
                                                                  -------          -------          -------
 Less dividends and distributions:
 From net investment income.................................        (0.63)           (0.61)           (0.62)
 From capital gains.........................................        (0.02)           (0.02)           (0.02)
                                                                  -------          -------          -------
   Total dividends and distributions........................        (0.65)           (0.63)           (0.64)
                                                                  -------          -------          -------
Net asset value, end of period..............................      $ 10.23          $ 10.52          $ 10.89
                                                                  =======          =======          =======
Total return................................................         3.52%            2.34%           10.71%

Ratios/Supplemental Data:
 Net assets, end of period (in 000's).......................      $22,045          $27,408          $22,202
 Ratio of expenses to average net assets before reimbursement
   and recovery of expenses by Advisor......................         0.76%            0.93%            1.17%
 Ratio of expenses to average net assets after reimbursement
   and recovery of expenses by Advisor......................         0.50%            0.50%            0.50%
 Ratio of net investment income to average net assets before
   reimbursement and recovery of expenses by Advisor........         5.71%            5.16%            5.26%
 Ratio of net investment income to average net assets after
   reimbursement and recovery of expenses by Advisor........         5.97%            5.59%            5.93%
 Portfolio turnover.........................................        27.59%           29.32%           58.22%

______________
*   Class Z commenced operations on February 1, 2001.
+   Annualized.
(a) Total return is not annualized.

See accompanying notes to financial statements.

                                                                 McMorgan Funds

Balanced Fund
Portfolio of Investments
June 30, 2002

COMMON STOCKS 58.2%

                                                           Shares       Value
                                                           ---------------------
BUSINESS EQUIPMENT & SERVICES - 0.7%
Automatic Data Processing, Inc. .......................     15,900   $   692,445
Electronic Data Systems Corp. .........................      4,100       152,315
Paychex, Inc. .........................................     12,000       375,480
                                                                     -----------
                                                                       1,220,240
                                                                     -----------
CAPITAL GOODS - 1.8%
Emerson Electric Co. ..................................     17,000       909,670
PPG Industries, Inc. ..................................     16,400     1,015,160
Tyco International, Ltd. ..............................     76,196     1,029,408
                                                                     -----------
                                                                       2,954,238
                                                                     -----------
CONSUMER DURABLES - 0.8%
Ford Motor Co. ........................................     41,765       668,240
General Motors Corp. ..................................     13,500       721,575
                                                                     -----------
                                                                       1,389,815
                                                                     -----------
CONSUMER NON-DURABLES - 4.5%
Anheuser-Busch Cos., Inc. .............................     16,600       830,000
Eastman Kodak Co. .....................................      3,400        99,178
J.M. Smucker Co. (The) ................................        236         8,055
Kimberly-Clark Corp. ..................................     11,200       694,400
PepsiCo, Inc. .........................................     27,900     1,344,780
Philip Morris Cos., Inc. ..............................     59,000     2,577,120
Procter & Gamble Co. (The) ............................     11,800     1,053,740
Sara Lee Corp. ........................................     42,400       875,136
                                                                     -----------
                                                                       7,482,409
                                                                     -----------
CONSUMER SERVICES - 1.2%
AOL Time Warner, Inc. (a) .............................     50,100       736,971
Knight-Ridder, Inc. ...................................     13,200       830,940
Walt Disney Co. (The) .................................     26,800       506,520
                                                                     -----------
                                                                       2,074,431
                                                                     -----------
ENERGY - 4.4%
BP PLC ADR (b) ........................................     23,922     1,207,822
Burlington Resources Inc. .............................      9,750       370,500
ChevronTexaco Corp. ...................................     25,367     2,244,979
Exxon Mobil Corp. .....................................     50,406     2,062,614
Royal Dutch Petroleum Co. ADR (b) .....................     11,000       607,970
Schlumberger Ltd. .....................................     19,700       916,050
                                                                     -----------
                                                                       7,409,935
                                                                     -----------
FINANCIAL SERVICES - 12.0%
Allstate Corp. (The) ..................................     14,200       525,116
American International Group, Inc. ....................     29,777     2,031,685
Bank of America Corp. .................................     41,726     2,935,841
Bank One Corp. ........................................     13,800       531,024
Chubb Corp. (The) .....................................     16,400     1,161,120
Citigroup Inc. ........................................    100,732     3,903,365
Fannie Mae ............................................     49,300     3,635,875
J.P. Morgan Chase & Co. ...............................     88,216     2,992,287
U.S. Bancorp ..........................................     51,637     1,205,724
Wachovia Corp. ........................................     27,900     1,065,222
Washington Mutual, Inc. ...............................      5,300       196,683
                                                                     -----------
                                                                      20,183,942
                                                                     -----------

                                                           Shares       Value
                                                           ---------------------
HEALTHCARE - 8.9%
Baxter International Inc. .............................     30,300   $ 1,346,532
Bristol-Myers Squibb Co. ..............................     24,600       632,220
Cardinal Health, Inc. .................................      7,000       429,870
Genentech, Inc. (a) ...................................     11,100       371,850
HCA Inc. ..............................................     13,625       647,187
Johnson & Johnson .....................................     44,378     2,319,194
Lilly (Eli) & Co. .....................................     17,900     1,009,560
Merck & Co., Inc. .....................................     33,500     1,696,440
Pfizer, Inc. ..........................................     79,075     2,767,625
Pharmacia Corp. .......................................     27,800     1,041,110
Schering-Plough Corp. .................................     43,600     1,072,560
UnitedHealth Group Inc. ...............................     16,850     1,542,617
Zimmer Holdings, Inc. (a) .............................      2,730        97,352
                                                                     -----------
                                                                      14,974,117
                                                                     -----------
MULTI - INDUSTRY - 3.2%
General Electric Co. ..................................    120,800     3,509,240
Honeywell International, Inc. .........................     28,675     1,010,220
3M Co. ................................................      7,200       885,600
                                                                     -----------
                                                                       5,405,060
                                                                     -----------
RAW MATERIALS - 1.6%
Alcoa Inc. ............................................     34,900     1,156,935
Dow Chemical Co. (The) ................................     24,200       831,996
E.I. duPont de Nemours & Co. ..........................     16,485       731,934
                                                                     -----------
                                                                       2,720,865
                                                                     -----------
RETAIL - 4.6%
Albertson's, Inc. .....................................     33,350     1,015,841
Costco Wholesale Corp. (a) ............................     16,900       652,678
Home Depot, Inc. (The) ................................     32,100     1,179,033
Kroger Co. (a) ........................................     25,300       503,470
May Department Stores Co. (The) .......................     22,625       745,041
Penney (J.C.) Co., Inc. ...............................     17,200       378,744
Sears, Roebuck & Co. ..................................     12,800       695,040
Walgreen Co. ..........................................     29,900     1,155,037
Wal-Mart Stores, Inc. .................................     25,400     1,397,254
                                                                     -----------
                                                                       7,722,138
                                                                     -----------
SHELTER - 0.2%
Georgia-Pacific Group .................................     13,800       339,204
                                                                     -----------
TECHNOLOGY - 9.9%
Agere Systems Inc. Class A (a) ........................        321           449
Agere Systems Inc. Class B (a) ........................      7,891        11,837
Agilent Technologies, Inc. (a) ........................     10,043       239,827
Applied Materials, Inc. (a) ...........................     28,400       540,168
BMC Software, Inc. (a) ................................     18,700       310,420
Cisco Systems, Inc. (a) ...............................    127,300     1,775,835
Comverse Technology, Inc. (a) .........................     21,100       195,386
Dell Computer Corp. (a) ...............................     20,800       543,712
EMC Corp. (a) .........................................     47,300       357,115
Hewlett-Packard Co. ...................................     82,875     1,266,330
Intel Corp. ...........................................     98,000     1,790,460
International Business Machines Corp. .................     38,600     2,779,200



See accompanying notes to financial statements.

Balanced Fund
Portfolio of Investments (Continued)
June 30, 2002

COMMON STOCKS (Continued)


                                                            Shares      Value
                                                            --------------------
TECHNOLOGY (CONTINUED)
JDS Uniphase Corp. (a) .................................    40,800   $   109,752
Lucent Technologies Inc. (a) ...........................    29,828        49,514
Microsoft Corp. (a) ....................................    57,700     3,122,724
Motorola, Inc. .........................................    73,850     1,064,917
Novellus Systems, Inc. (a) .............................     8,400       285,600
Parametric Technology Corp. (a) ........................    31,300       112,023
Skyworks Solutions, Inc. (a) ...........................       316         1,753
Solectron Corp. (a) ....................................    30,500       187,575
Sun Microsystems, Inc. (a) .............................    41,500       207,915
Teradyne, Inc. (a) .....................................     3,200        75,200
Texas Instruments, Inc. ................................    36,600       867,420
VERITAS Software Corp. (a) .............................    25,239       499,480
Xilinx, Inc. (a) .......................................     8,300       186,169
                                                                     -----------
                                                                      16,580,781
                                                                     -----------
TRANSPORTATION - 0.5%
AMR Corp. (a) ..........................................    15,500       261,330
CSX Corp. ..............................................    16,100       560,441
                                                                     -----------
                                                                         821,771
                                                                     -----------
UTILITIES - 3.9%
AT&T Corp. .............................................    21,725       232,457
AT&T Wireless Services, Inc. (a) .......................     8,117        47,484
El Paso Corp. ..........................................    19,200       395,712
Entergy Corp. ..........................................    15,400       653,576
Exelon Corp. ...........................................    20,012     1,046,628
SBC Communications Inc. ................................    56,434     1,721,237
TXU Corp. ..............................................    10,900       560,260
Verizon Communications Inc. ............................    30,842     1,238,306
Vodafone Group PLC ADR (b) .............................    52,500       716,625
                                                                     -----------
                                                                       6,612,285
                                                                     -----------
Total Common Stocks
 (Cost $115,037,837) ...................................              97,891,231
                                                                     -----------
FIXED INCOME SECURITIES 40.6%
CORPORATE BONDS 13.3%

                                                         Principal
                                                           Amount        Value
                                                         -----------------------
FINANCIAL SERVICES - 9.3%
Bank of America Corp.
 6.25%, due 4/15/12 .................................    $1,375,000   $1,404,113
Beneficial Corp.
 6.96%, due 2/13/06 .................................       150,000      155,566
Boeing Capital Corp.
 5.75%, due 2/15/07 .................................       350,000      363,189
Citigroup Inc.
 7.25%, due 10/1/10 .................................     1,950,000    2,122,559
Credit Suisse First Boston, Inc.
 6.50%, due 1/15/12 .................................       565,000      569,428

                                                        Principal
                                                          Amount        Value
                                                        ------------------------
FINANCIAL SERVICES (CONTINUED)
First Data Corp.
 5.625%, due 11/1/11 ...............................    $  440,000   $   438,227
Ford Motor Credit Corp.
 6.375%, due 11/5/08 ...............................       715,000       698,300
 6.50%, due 1/25/07 ................................       350,000       350,320
 6.55%, due 7/7/03 .................................       125,000       127,635
 7.375%, due 10/28/09 ..............................       500,000       517,602
General Electric Capital Corp.
 5.875%, due 2/15/12 ...............................     1,250,000     1,237,990
 6.00%, due 6/15/12 ................................       170,000       169,194
General Motors Acceptance Corp.
 6.15%, due 4/5/07 .................................     1,240,000     1,251,022
 6.875%, due 9/15/11 ...............................       400,000       397,127
Goldman Sachs Group, Inc. (The)
 6.60%, due 1/15/12 ................................       250,000       254,652
Household Finance Corp.
 6.40%, due 6/17/08 ................................       150,000       150,479
 6.75%, due 5/15/11 ................................       700,000       688,956
 7.00%, due 5/15/12 ................................       140,000       139,210
 7.65%, due 5/15/07 ................................       200,000       211,071
International Lease Finance Corp.
 5.625%, due 6/1/07 ................................       325,000       329,491
 6.375%, due 3/15/09 ...............................       275,000       284,306
Lehman Brothers Holdings, Inc.
 7.00%, due 2/1/08 .................................       520,000       556,674
Merrill Lynch & Co., Inc.
 6.00%, due 7/15/05 ................................        25,000        26,419
MetLife, Inc.
 6.125%, due 12/1/11 ...............................       350,000       357,122
Morgan Stanley Dean Witter & Co.
 6.875%, due 3/1/07 ................................       720,000       770,293
Transamerica Corp.
 6.75%, due 11/15/06 ...............................       190,000       201,357
U.S. Bank of North America
 6.375%, due 8/1/11 ................................       800,000       831,175
Wells Fargo & Co.
 5.125%, due 2/15/07 ...............................       385,000       389,527
 6.25%, due 4/15/08 ................................       100,000       105,792
Wells Fargo Financial, Inc.
 6.125%, due 4/18/12 ...............................       480,000       489,671
                                                                     -----------
                                                                      15,588,467
                                                                     -----------
INDUSTRIAL - 4.0%
Alcoa Inc.
 6.50%, due 6/1/11 .................................       430,000       455,596
Anadarko Petroleum Corp.
 6.125%, due 3/15/12 ...............................       515,000       516,616
AOL Time Warner, Inc.
 6.875%, due 5/1/12 ................................     1,145,000     1,055,975
Bell Atlantic Financial Verizon
 7.60%, due 3/15/07 ................................        60,000        65,703
Citizens Communications Co.
 7.625%, due 8/15/08 ...............................       250,000       228,446


See accompanying notes to financial statements.

                                                                 McMorgan Funds

                                                         Principal
                                                          Amount        Value
                                                         -----------------------
INDUSTRIAL (CONTINUED)
ConAgra Foods, Inc.
 6.75%, due 9/15/11 .................................    $270,000    $   284,907
Conoco Funding Co.
 6.35%, due 10/15/11 ................................     860,000        891,617
Hewlett-Packard Co.
 5.50%, due 7/1/07 ..................................     270,000        268,461
Kimberly-Clark Corp.
 5.625%, due 2/15/12 ................................     120,000        120,389
Kraft Foods Inc.
 5.625%, due 11/1/11 ................................     305,000        302,250
 6.25%, due 6/1/12 ..................................     265,000        273,059
Sears Roebuck Acceptance Corp.
 6.90%, due 8/1/03 ..................................     115,000        119,663
Target Corp.
 7.50%, due 8/15/10 .................................     475,000        533,180
TCI Communications, Inc.
 6.875%, due 2/15/06 ................................     395,000        380,315
Transcontinental Gas Pipeline
 6.125%, due 1/15/05 ................................     135,000        128,708
 6.25%, due 1/15/08 .................................     195,000        182,921
Verizon New York, Inc.
 6.875%, due 4/1/12 .................................     135,000        134,319
Verizon Pennsylvania
 5.65%, due 11/15/11 ................................     465,000        427,598
Viacom, Inc.
 6.625%, due 5/15/11 ................................     420,000        431,131
                                                                     -----------
                                                                       6,800,854
                                                                     -----------
Total Corporate Bonds
 (Cost $22,104,019) .................................                 22,389,321
                                                                     -----------

U.S. GOVERNMENT SECURITIES 27.3%
U.S. GOVERNMENT AGENCY OBLIGATIONS 8.2%

AID-ISRAEL - 0.2%
 0.00%, due 8/15/12 (c) ..............................      495,000      283,016
                                                                      ----------
FEDERAL HOME LOAN BANK - 4.6%
 5.75%, due 5/15/12 ..................................    7,600,000    7,805,246
                                                                      ----------
FEDERAL NATIONAL MORTGAGE
 ASSOCIATION - 2.4%
 5.50%, due 3/15/11 ..................................    4,060,000    4,118,614
                                                                      ----------
RESOLUTION FUNDING STRIP - 0.9%
 0.00%, due 4/15/16 (c) ..............................    3,330,000    1,450,265
                                                                      ----------
TENNESSEE VALLEY AUTHORITY - 0.1%
 6.25%, due 12/15/17 .................................      155,000      162,453
                                                                      ----------
Total U.S Government Agency Obligations
 (Cost $13,454,798) ..................................                13,819,594
                                                                      ----------

U.S. TREASURY OBLIGATIONS 2.2%

                                                        Principal
                                                          Amount        Value
                                                        ------------------------
UNITED STATES TREASURY INFLATIONARY
 INDEXED BOND - 0.7%
 3.38%, due 4/15/32 ................................    $1,095,000   $ 1,171,664
                                                                     -----------
UNITED STATES TREASURY INFLATIONARY
 INDEXED NOTE - 1.5%
 3.50%, due 1/15/11 ................................     2,355,000     2,516,701
                                                                     -----------
Total U.S. Treasury Obligations
 (Cost $3,549,303) .................................                   3,688,365
                                                                     -----------
COLLATERALIZED MORTGAGE OBLIGATIONS 16.9%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 11.2%
 5.25%, due 10/15/22 ...............................    $1,000,000   $ 1,021,942
 5.50%, due 4/15/21 ................................     1,000,000     1,035,279
 5.50%, due 9/15/23 ................................       500,000       513,065
 5.50%, due 1/15/24 ................................     1,500,000     1,532,615
 5.50%, due 3/15/24 ................................     1,300,000     1,332,776
 5.50%, due 4/15/24 ................................       500,000       512,195
 5.75%, due 9/15/16 ................................     1,100,000     1,098,352
 5.75%, due 2/15/23 ................................     1,000,000     1,025,011
 5.75%, due 3/15/24 ................................       300,000       306,841
 5.75%, due 7/15/24 ................................       900,000       927,886
 5.75%, due 1/15/25 ................................       700,000       709,959
 5.75%, due 6/15/25 ................................       680,000       694,349
 5.75%, due 11/15/25 ...............................       225,000       228,970
 5.95%, due 11/15/21 ...............................       300,000       310,954
 6.00%, due 2/15/12 ................................       561,571       581,833
 6.00%, due 9/15/21 ................................       500,000       523,718
 6.00%, due 11/15/23 ...............................     1,050,000     1,090,485
 6.00%, due 12/15/23 ...............................       500,000       517,702
 6.00%, due 1/15/24 ................................       400,000       415,886
 6.00%, due 11/15/24 ...............................     1,142,000     1,175,716
 6.00%, due 6/15/25 ................................       500,000       518,390
 6.00%, due 3/15/26 ................................       125,000       127,651
 6.00%, due 2/15/27 ................................       125,000       128,163
 6.00%, due 2/15/27 ................................       150,000       154,793
 6.00%, due 9/15/27 ................................       100,000       102,043
 6.00%, due 9/15/27 ................................       500,000       508,198
 6.00%, due 11/15/27 ...............................       500,000       512,089
 6.10%, due 8/15/28 ................................        96,789        99,627
 6.25%, due 5/15/19 ................................         8,711         8,727
 6.25%, due 4/15/27 ................................        23,054        23,813
 6.50%, due 10/15/19 ...............................        56,381        56,521
 6.50%, due 9/15/21 ................................       415,595       428,163
 6.50%, due 11/15/21 ...............................       300,000       310,909
 6.50%, due 11/15/22 ...............................       300,000       316,326
                                                                     -----------
                                                                      18,850,947
                                                                     -----------



See accompanying notes to financial statements.

Balanced Fund
Portfolio of Investments (Continued)
June 30, 2002

COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)

                                                       Principal
                                                         Amount         Value
                                                       -------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.7%
 5.25%, due 9/25/24 ...............................    $  500,000   $    497,054
 5.25%, due 2/25/29 ...............................       560,805        557,039
 5.50%, due 5/25/17 ...............................     1,000,000        991,193
 5.75%, due 12/25/22 ..............................     1,450,000      1,493,359
 6.00%, due 7/25/20 ...............................       165,489        168,156
 6.00%, due 7/25/22 ...............................        50,000         52,358
 6.00%, due 5/25/25 ...............................       950,000        983,847
 6.00%, due 4/25/27 ...............................       500,000        514,146
 6.00%, due 10/25/27 ..............................       410,000        421,478
 6.00%, due 2/25/28 ...............................     1,500,000      1,530,858
 6.00%, due 2/25/29 ...............................       290,504        299,812
 6.00%, due 5/25/29 ...............................       185,129        188,891
 6.50%, due 7/18/22 ...............................       450,000        467,714
 6.50%, due 7/25/22 ...............................       350,000        364,357
 6.50%, due 5/25/26 ...............................     1,000,000      1,035,865
                                                                    ------------
                                                                       9,566,127
                                                                    ------------
Total Collateralized Mortgage Obligations
 (Cost $27,171,392) ...............................                   28,417,074
                                                                    ------------
Total Fixed Income Securities
 (Cost $66,279,512) ...............................                   68,314,354
                                                                    ------------
Total Investments
 (Cost $181,317,349) (d) ..........................          98.8%   166,205,585
Cash and Other Assets,
 Less Liabilities .................................           1.2      2,071,494
                                                       ----------   ------------
Net Assets ........................................         100.0%  $168,277,079
                                                       ==========   ============
(a) Non-dividend paying stock.
(b) ADR - American Depositary Receipt.
(c) Zero coupon bond.
(d) Aggregate cost for federal income tax purposes is $181,471,072 and net unrealized depreciation is as follows:
    Gross unrealized appreciation..................                 $ 12,084,458
    Gross unrealized depreciation..................                  (27,349,945)
                                                                    ------------
    Net unrealized depreciation....................                 $(15,265,487)
                                                                    ============



See accompanying notes to financial statements.

                                                                 McMorgan Funds

Balanced Fund
Statement of Assets and Liabilities
As of June 30, 2002


ASSETS:
 Investments in securities at value
   (cost $181,317,349) ..........................................   $166,205,585
 Cash-interest bearing accounts .................................      1,415,792
 Dividends and interest receivable ..............................        820,138
 Receivable for securities sold .................................         91,893
 Receivable for fund shares sold ................................         64,165
 Other assets ...................................................         15,164
                                                                    ------------
   Total assets .................................................    168,612,737
                                                                    ------------
LIABILITIES:
 Payable for securities purchased ...............................        200,602
 Payable to Advisor, net ........................................         52,111
 Fund shares redeemed ...........................................         43,543
 Accrued expenses ...............................................         39,402
                                                                    ------------
   Total liabilities ............................................        335,658
                                                                    ------------
Net Assets ......................................................   $168,277,079
                                                                    ============
NET ASSETS CONSIST OF:
 Capital paid-in ................................................   $186,400,815
 Accumulated undistributed net investment income ................        180,300
 Accumulated net realized loss on investments ...................     (3,192,272)
 Net unrealized depreciation on investments .....................    (15,111,764)
                                                                    ------------
                                                                    $168,277,079
                                                                    ============
Net Assets:
 Class McMorgan .................................................   $161,435,529
 Class Z ........................................................      6,841,550
                                                                    ------------
                                                                    $168,277,079
                                                                    ============
Shares Outstanding:
 Class McMorgan .................................................     10,409,411
                                                                    ============
 Class Z ........................................................        441,213
                                                                    ============
Net asset value and redemption price per share:
 Class McMorgan .................................................   $      15.51
                                                                    ============
 Class Z ........................................................   $      15.51
                                                                    ============

Statement of Operations
For the year ended June 30, 2002



INVESTMENT INCOME:
Interest ........................................................   $  4,293,001
Dividends (net of foreign withholding taxes
 of $5,369) .....................................................      1,778,407
                                                                    ------------
   Total investment income ......................................      6,071,408
                                                                    ------------
Expenses:
 Investment advisory fees (Note E) ..............................        811,243
 Administration fees ............................................        104,532
 Transfer agent fees ............................................         91,598
 Accounting fees ................................................         70,641
 Registration expenses ..........................................         30,430
 Custodian fees .................................................         24,437
 Auditing fees ..................................................         20,000
 12b-1 distribution fees (Class Z) ..............................         19,551
 Legal fees .....................................................         15,605
 Insurance fees .................................................         14,793
 Trustees fees ..................................................         13,825
 Report to shareholder expense ..................................         11,762
 Miscellaneous expenses .........................................          5,318
                                                                    ------------
   Total expenses ...............................................      1,233,735
 Expenses reimbursed (Note E) ...................................       (132,526)
                                                                    ------------
   Net expenses .................................................      1,101,209
                                                                    ------------
Net investment income ...........................................      4,970,199
                                                                    ------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
 Net realized loss on investments ...............................     (1,967,104)
 Net change in unrealized appreciation on
   investments ..................................................    (20,890,855)
                                                                    ------------
 Net realized and unrealized loss on investments ................    (22,857,959)
                                                                    ------------
Decrease In net assets from operations ..........................   $(17,887,760)
                                                                    ============



See accompanying notes to financial statements.

Balanced Fund
Statement of Changes in Net Assets
For the years ended June 30, 2002
and June 30, 2001


                                                         2002           2001
                                                     ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income ..........................    $  4,970,199   $  4,864,802
 Net realized gain (loss) on investments ........      (1,967,104)     5,188,757
 Net change in unrealized appreciation/
  (depreciation) on investments .................     (20,890,855)   (15,048,926)
                                                     ------------   ------------
 Decrease in net assets .........................     (17,887,760)    (4,995,367)
                                                     ------------   ------------
Dividends and distributions to shareholders:
 From net investment income:
   Class McMorgan shares.........................      (4,759,418)    (4,857,037)
   Class Z shares*...............................        (198,417)       (46,425)
 From capital gains:
   Class McMorgan shares.........................      (4,714,300)    (6,494,704)
   Class Z shares*...............................        (222,463)            --
                                                     ------------   ------------
 Total dividends and distributions to
  shareholders ..................................      (9,894,598)   (11,398,166)
                                                     ------------   ------------
Capital share transactions:
 Net proceeds from sale of shares:
   Class McMorgan shares.........................      24,150,378     57,386,750
   Class Z shares*...............................       2,732,897      7,834,559
 Net asset value of shares issued to
  shareholders in reinvestment of dividends and
  distributions:
   Class McMorgan shares.........................       8,907,564     11,225,183
   Class Z shares*...............................         420,878         46,425
                                                     ------------   ------------
                                                       36,211,717     76,492,917
 Cost of shares redeemed:
   Class McMorgan shares.........................     (20,714,118)   (41,562,790)
   Class Z shares*...............................      (2,611,529)      (429,612)
                                                     ------------   ------------
 Increase in net assets derived from capital
  share transactions ............................      12,886,070     34,500,515
                                                     ------------   ------------
 Total increase (decrease) in net assets ........     (14,896,288)    18,106,982

Net Assets:
 Beginning of period ............................     183,173,367    165,066,385
                                                     ------------   ------------
 End of period (including undistributed net
  investment income of $180,300 and $181,237,
  respectively) .................................    $168,277,079   $183,173,367
                                                     ============   ============

---------------
* Class Z commenced operations on January 25, 2001.


See accompanying notes to financial statements.

                                                                 McMorgan Funds
Balanced Fund

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                 For the           For the           For the         For the
                                                                Year Ende         Year Ended        Year Ended     Period Ended
                                                                 06/30/02          06/30/02          06/30/01        06/30/01*
                                                              --------------      ----------      --------------   ------------
                                                              Class McMorgan        Class Z       Class McMorgan      Class Z
                                                              --------------      ----------      --------------   ------------
Net asset value, beginning of period .......................    $     18.15        $   18.15        $     19.93      $   19.26
                                                                -----------        ---------        -----------      ---------
 Income investment from operations:
 Net investment income .....................................           0.48             0.43               0.52           0.21
 Net realized and unrealized gain (loss) on investments.....          (2.16)           (2.16)             (1.07)         (1.10)
                                                                -----------        ---------        -----------      ---------
   Total from investment operations.........................          (1.68)           (1.73)             (0.55)         (0.89)
                                                                -----------        ---------        -----------      ---------
 Less dividends and distributions:
 From net investment income.................................          (0.48)           (0.43)             (0.53)         (0.22)
 From capital gains.........................................          (0.48)           (0.48)             (0.70)            --
                                                                -----------        ---------        -----------      ---------
   Total dividends and distributions........................          (0.96)           (0.91)             (1.23)         (0.22)
                                                                -----------        ---------        -----------      ---------
Net asset value, end of period..............................    $     15.51        $   15.51        $     18.15      $   18.15
                                                                ===========        =========        ===========      =========
Total return................................................          (9.65)%          (9.87)%            (2.84)%        (4.63)%(a)

Ratios/Supplemental Data:
 Net assets, end of period (in 000's).......................    $   161,436        $   6,842        $   175,681      $   7,492
 Ratio of expenses to average net assets before reimbursement
   and recovery of expenses by Advisor......................           0.67%            0.92%              0.65%          0.90%+
 Ratio of expenses to average net assets after reimbursement
   and recovery of expenses by Advisor......................           0.60%            0.85%              0.60%          0.85%+
 Ratio of net investment income to average net assets before
   reimbursement and recovery of expenses by Advisor........           2.70%            2.45%              2.69%          2.44%+
 Ratio of net investment income to average net assets after
   reimbursement and recovery of expenses by Advisor........           2.77%            2.52%              2.74%          2.49%+
 Portfolio turnover.........................................          45.80%           45.80%             38.09%         38.09%

____________
* Class Z commenced operations on January 25, 2001.
+ Annualized.
(a) Total return is not annualized.

                                   RESTUBBED

                                                                      For the          For the
                                                                     Year Ended       Year Ended
                                                                      06/30/99         06/30/98
                                                                   --------------    --------------
                                                                   Class McMorgan    Class McMorgan
                                                                   --------------    --------------
Net asset value, beginning of period .......................       $       18.12     $       15.30
                                                                     -----------        ----------
 Income investment from operations:
 Net investment income .....................................                0.50              0.47
 Net realized and unrealized gain (loss) on investments.....                2.10              2.82
                                                                     -----------        ----------
   Total from investment operations.........................                2.60              3.29
                                                                     -----------        ----------
 Less dividends and distributions:
 From net investment income.................................               (0.50)            (0.47)
 From capital gains.........................................               (0.07)               --
                                                                     -----------        ----------
   Total dividends and distributions........................               (0.57)            (0.47)
                                                                     -----------        ----------
Net asset value, end of period..............................       $       20.15     $       18.12
                                                                     ===========        ==========
Total return................................................               14.60%            21.76%

Ratios/Supplemental Data:
 Net assets, end of period (in 000's).......................       $     154,615        $   93,201
 Ratio of expenses to average net assets before reimbursement
   and recovery of expenses by Advisor......................                0.64%             0.74%
 Ratio of expenses to average net assets after reimbursement
   and recovery of expenses by Advisor......................                0.60%             0.60%
 Ratio of net investment income to average net assets before
   reimbursement and recovery of expenses by Advisor........                2.70%             2.87%
 Ratio of net investment income to average net assets after
   reimbursement and recovery of expenses by Advisor........                2.74%             3.01%
 Portfolio turnover.........................................               18.58%            20.73%

____________
* Class Z commenced operations on January 25, 2001.
+ Annualized.
(a) Total return is not annualized.

See accompanying notes to financial statements.

Equity Investment Fund
Portfolio of Investments
June 30, 2002

COMMON STOCKS 99.1%

                                                           Shares       Value
                                                           ---------------------
BUSINESS EQUIPMENT & SERVICES - 1.2%
Automatic Data Processing, Inc. .......................     31,700   $ 1,380,535
Electronic Data Systems Corp. .........................      8,800       326,920
Paychex, Inc. .........................................     23,800       744,702
                                                                     -----------
                                                                       2,452,157
                                                                     -----------
CAPITAL GOODS - 3.1%
Emerson Electric Co. ..................................     36,600     1,958,466
PPG Industries, Inc. ..................................     35,400     2,191,260
Tyco International, Ltd. ..............................    166,700     2,252,117
                                                                     -----------
                                                                       6,401,843
                                                                     -----------
CONSUMER DURABLES - 1.4%
Ford Motor Co. ........................................     91,260     1,460,160
General Motors Corp. ..................................     26,900     1,437,805
                                                                     -----------
                                                                       2,897,965
                                                                     -----------
CONSUMER NON-DURABLES - 7.5%
Anheuser-Busch Cos., Inc. .............................     36,600     1,830,000
Eastman Kodak Co. .....................................      5,950       173,561
J.M. Smucker Co. (The) ................................        502        17,133
Kimberly-Clark Corp. ..................................     23,500     1,457,000
PepsiCo, Inc. .........................................     60,250     2,904,050
Philip Morris Cos. Inc. ...............................    122,000     5,328,960
Procter & Gamble Co. (The) ............................     25,100     2,241,430
Sara Lee Corp. ........................................     87,200     1,799,808
                                                                     -----------
                                                                      15,751,942
                                                                     -----------
CONSUMER SERVICES - 2.1%
AOL Time Warner, Inc. (a) .............................    109,900     1,616,629
Knight-Ridder, Inc. ...................................     25,700     1,617,815
Walt Disney Co. (The) .................................     57,125     1,079,662
                                                                     -----------
                                                                       4,314,106
                                                                     -----------
ENERGY - 7.5%
BP PLC ADR (b) ........................................     52,050     2,628,005
Burlington Resources Inc. .............................     20,500       779,000
ChevronTexaco Corp. ...................................     54,043     4,782,805
Exxon Mobil Corp. .....................................    106,100     4,341,612
Royal Dutch Petroleum Co. ADR (b) .....................     22,750     1,257,393
Schlumberger Ltd. .....................................     42,150     1,959,975
                                                                     -----------
                                                                      15,748,790
                                                                     -----------

                                                           Shares       Value
                                                           ---------------------
FINANCIAL SERVICES - 20.4%
Allstate Corp. (The) ..................................     29,100   $ 1,076,118
American International Group, Inc. ....................     61,950     4,226,849
Bank of America Corp. .................................     88,725     6,242,691
Bank One Corp. ........................................     30,900     1,189,032
Chubb Corp. (The) .....................................     35,080     2,483,664
Citigroup Inc. ........................................    214,308     8,304,435
Fannie Mae ............................................    105,900     7,810,125
JP Morgan Chase & Co. .................................    188,750     6,402,400
U.S. Bancorp ..........................................    110,129     2,571,512
Wachovia Corp. ........................................     53,900     2,057,902
Washington Mutual, Inc. ...............................     11,400       423,054
                                                                     -----------
                                                                      42,787,782
                                                                     -----------
HEALTH CARE - 15.4%
Baxter International Inc. .............................     63,500     2,821,940
Bristol-Myers Squibb Co. ..............................     54,600     1,403,220
Cardinal Health, Inc. .................................     13,700       841,317
Genentech, Inc. (a) ...................................     24,800       830,800
HCA Inc. ..............................................     29,750     1,413,125
Johnson & Johnson .....................................     96,560     5,046,226
Lilly (Eli) & Co. .....................................     40,200     2,267,280
Merck & Co., Inc. .....................................     72,395     3,666,083
Pfizer, Inc. ..........................................    172,825     6,048,875
Pharmacia Corp. .......................................     57,600     2,157,120
Schering-Plough Corp. .................................     94,600     2,327,160
UnitedHealth Group Inc. ...............................     35,000     3,204,250
Zimmer Holdings, Inc. (a) .............................      5,400       192,564
                                                                     -----------
                                                                      32,219,960
                                                                     -----------
MULTI-INDUSTRY - 5.5%
General Electric Co. ..................................    258,800     7,518,140
Honeywell International, Inc. .........................     63,000     2,219,490
3M Co. ................................................     15,430     1,897,890
                                                                     -----------
                                                                      11,635,520
                                                                     -----------
RAW MATERIALS - 2.7%
Alcoa Inc. ............................................     73,900     2,449,785
Dow Chemical Co. (The) ................................     46,000     1,581,480
E.I. du Pont de Nemours & Co. .........................     38,204     1,696,258
                                                                     -----------
                                                                       5,727,523
                                                                     -----------
RETAIL - 7.8%
Albertson's, Inc. .....................................     74,700     2,275,362
Costco Wholesale Corp. (a) ............................     35,500     1,371,010
Home Depot, Inc. (The) ................................     68,400     2,512,332
Kroger Co. (The) (a) ..................................     59,700     1,188,030
May Department Stores Co. (The) .......................     45,650     1,503,254
Penney (J.C.) Co., Inc. ...............................     33,200       731,064
Sears, Roebuck & Co. ..................................     26,800     1,455,240
Walgreen Co. ..........................................     64,100     2,476,183
Wal-Mart Stores, Inc. .................................     50,800     2,794,508
                                                                     -----------
                                                                      16,306,983
                                                                     -----------

See accompanying notes to financial statements.

                                                                 McMorgan Funds


                                                           Shares       Value
                                                           ---------------------
SHELTER - 0.4%
Georgia-Pacific Group .................................     31,300   $   769,354
                                                                     -----------
TECHNOLOGY - 16.6%
Agere Systems Inc. Class A (a) ........................        714         1,000
Agere Systems Inc. Class B (a) ........................     17,540        26,310
Agilent Technologies, Inc. (a) ........................     20,623       492,477
Applied Materials, Inc. (a) ...........................     59,500     1,131,690
BMC Software, Inc. (a) ................................     35,000       581,000
Cisco Systems, Inc. (a) ...............................    264,000     3,682,800
Comverse Technology, Inc. (a) .........................     43,400       401,884
Dell Computer Corp. (a) ...............................     43,900     1,147,546
EMC Corp. (a) .........................................    104,700       790,485
Hewlett-Packard Co. ...................................    188,030     2,873,098
Intel Corp. ...........................................    209,350     3,824,824
International Business Machines Corp. .................     79,900     5,752,800
JDS Uniphase Corp. (a) ................................     89,900       241,831
Lucent Technologies Inc. (a) ..........................     66,300       110,058
Microsoft Corp. (a) ...................................    121,800     6,591,816
Motorola, Inc. ........................................    146,550     2,113,251
Novellus Systems, Inc. (a) ............................     12,300       418,200
Parametric Technology Corp. (a) .......................     71,700       256,614
Skyworks Solutions, Inc. (a) ..........................        807         4,481
Solectron Corp. (a) ...................................     71,300       438,495
Sun Microsystems, Inc. (a) ............................    105,200       527,052
Teradyne, Inc. (a) ....................................      6,100       143,350
Texas Instruments, Inc. ...............................     77,600     1,839,120
VERITAS Software Corp. (a) ............................     54,263     1,073,865
Xilinx, Inc. (a) ......................................     16,550       371,217
                                                                     -----------
                                                                      34,835,264
                                                                     -----------
TRANSPORTATION - 0.8%
AMR Corp. (a) .........................................     28,800       485,568
CSX Corp. .............................................     34,500     1,200,945
                                                                     -----------
                                                                       1,686,513
                                                                     -----------

                                                          Shares        Value
                                                          ----------------------
UTILITIES - 6.7%
AT&T Corp. ...........................................     56,400   $    603,480
AT&T Wireless Services, Inc. (a) .....................     17,924        104,855
El Paso Corp. ........................................     37,100        764,631
Entergy Corp. ........................................     32,500      1,379,300
Exelon Corp. .........................................     43,112      2,254,758
SBC Communications Inc. ..............................    119,845      3,655,272
TXU Corp. ............................................     21,500      1,105,100
Verizon Communications Inc. ..........................     65,862      2,644,359
Vodafone Group PLC ADR (b) ...........................    111,550      1,522,658
                                                                    ------------
                                                                      14,034,413
                                                                    ------------
Total Common Stocks
 (Cost $252,454,740) (c) .............................       99.1%   207,570,115
Cash and Other Assets,
 Less Liabilities ....................................        0.9      1,980,869
                                                          -------   ------------
Net Assets ...........................................      100.0%  $209,550,984
                                                          =======   ============
(a) Non-dividend paying stock.
(b) ADR-American Depositary Receipt.
(c) Aggregate cost for federal income tax purposes is $253,000,021 and net unrealized depreciation is as follows:
    Gross unrealized appreciation.....................              $ 19,390,094
    Gross unrealized depreciation.....................               (64,820,000)
                                                                    ------------
    Net unrealized depreciation.......................              $(45,429,906)
                                                                    ============

See accompanying notes to financial statements.

Equity Investment Fund
Statement of Assets and Liabilities
As of June 30, 2002


ASSETS:
 Investments in securities at value
   (cost $252,454,740) ..........................................   $207,570,115
 Cash-interest bearing accounts .................................      2,009,181
 Dividends and interest receivable ..............................        311,372
 Receivable for fund shares sold ................................         80,424
 Receivable for securities sold .................................          3,162
 Other assets ...................................................         16,666
                                                                    ------------
   Total assets .................................................    209,990,920
                                                                    ------------
LIABILITIES:
 Payable for securities purchased ...............................        197,238
 Fund shares redeemed ...........................................         99,615
 Payable to Advisor, net ........................................         87,943
 Accrued expenses ...............................................         55,140
                                                                    ------------
   Total liabilities ............................................        439,936
                                                                    ------------
Net Assets ......................................................   $209,550,984
                                                                    ============
NET ASSETS CONSIST OF:
 Capital paid-in ................................................   $258,504,546
 Accumulated undistributed net investment income ................        101,372
 Accumulated net realized loss on investments ...................     (4,170,309)
 Net unrealized depreciation on investments .....................    (44,884,625)
                                                                    ------------
                                                                    $209,550,984
                                                                    ============
Net Assets:
 Class McMorgan .................................................   $196,913,974
 Class Z ........................................................     12,637,010
                                                                    ------------
                                                                    $209,550,984
                                                                    ============
Shares Outstanding:
 Class McMorgan .................................................     10,335,161
                                                                    ============
 Class Z ........................................................        663,358
                                                                    ============
Net asset value and redemption price per share:
 Class McMorgan .................................................   $      19.05
                                                                    ============
 Class Z ........................................................   $      19.05
                                                                    ============

Statement of Operations
For the year ended June 30, 2002


INVESTMENT INCOME:
Dividends (net of foreign withholding taxes
   of $11,132) ..................................................   $  3,738,843
Interest ........................................................         33,486
                                                                    ------------
 Total investment income ........................................      3,772,329
                                                                    ------------
Expenses:
 Investment advisory fees (Note E) ..............................      1,138,704
 Administration fees ............................................        131,088
 Transfer agent fees ............................................        113,812
 Accounting fees ................................................         75,757
 12b-1 distribution fees (Class Z) ..............................         36,786
 Custodian fees .................................................         27,633
 Registration expenses ..........................................         25,286
 Auditing fees ..................................................         21,000
 Legal fees .....................................................         19,414
 Insurance fees .................................................         19,255
 Trustees fees ..................................................         17,670
 Report to shareholder expense ..................................         13,531
 Miscellaneous expenses .........................................          3,525
                                                                    ------------
   Total expenses ...............................................      1,643,461
 Expenses reimbursed (Note E) ...................................              -
                                                                    ------------
   Net expenses .................................................      1,643,461
                                                                    ------------
Net investment income ...........................................      2,128,868
                                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized loss on investments ...............................     (3,315,030)
 Net realized gain on in kind transactions ......................      2,902,717
 Net change in unrealized appreciation on
   investments ..................................................    (51,907,999)
                                                                    ------------
 Net realized and unrealized loss on investments ................    (52,320,312)
                                                                    ------------
Decrease in net assets from operations ..........................   $(50,191,444)
                                                                    ============



See accompanying notes to financial statements.

                                                                 McMorgan Funds

Equity Investment Fund
Statement of Changes in Net Assets
For the years ended June 30, 2002
and June 30, 2001


                                                        2002            2001
                                                    ------------   -------------
DECREASE IN NET ASSETS:
Operations:
 Net investment income .........................    $  2,128,868   $   1,757,592
 Net realized gain (loss) on investments .......        (412,313)     16,219,143
 Net change in unrealized appreciation/
  (depreciation) on investments ................     (51,907,999)    (51,035,385)
                                                    ------------   -------------
 Decrease in net assets ........................     (50,191,444)    (33,058,650)
                                                    ------------   -------------
Dividends and distributions to shareholders:
 From net investment income:
   Class McMorgan shares........................      (1,900,256)     (1,845,952)
   Class Z shares*..............................        (102,419)        (21,343)
 From capital gains:
   Class McMorgan shares........................      (3,755,053)    (16,528,195)
   Class Z shares*..............................        (283,384)             --
                                                    ------------   -------------
 Total dividends and distributions to
  shareholders .................................      (6,041,112)    (18,395,490)
                                                    ------------   -------------
Capital share transactions:
 Net proceeds from sale of shares:
   Class McMorgan shares........................      63,705,038     101,230,931
   Class Z shares*..............................       8,763,309      15,437,211
 Net asset value of shares issued to
  shareholders in reinvestment of dividends and
  distributions:
   Class McMorgan shares........................       5,541,393      18,098,761
   Class Z shares*..............................         385,801          21,343
                                                    ------------   -------------
                                                      78,395,541     134,788,246
 Cost of shares redeemed:
   Class McMorgan shares........................     (48,403,849)   (100,270,353)
   Class Z shares*..............................      (4,459,253)     (2,845,165)
                                                    ------------   -------------
 Increase in net assets derived from capital
  share transactions ...........................      25,532,439      31,672,728
                                                    ------------   -------------
 Total decrease in net assets ..................     (30,700,117)    (19,781,412)

Net Assets:
 Beginning of period ...........................     240,251,101     260,032,513
                                                    ------------   -------------
 End of period (including undistributed net
  investment income of $101,372 and $ -,
  respectively) ................................    $209,550,984   $ 240,251,101
                                                    ============   =============

---------------
* Class Z commenced operations on February 1, 2001.


See accompanying notes to financial statements.

Equity Investment Fund

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                             For the           For the        For the           For the
                                                            Year Ended        Year Ended    Year Ended        Period Ended
                                                             06/30/02          06/30/02      06/30/01           06/30/01*
                                                           --------------     ----------  --------------      ------------
                                                           Class McMorgan      Class Z    Class McMorgan         Class Z
                                                           --------------     ----------  --------------      ------------
Net asset value, beginning of period .......................  $  24.57         $ 24.57        $  30.17           $ 27.68
                                                              --------         -------        --------           -------
 Income investment from operations:
 Net investment income .....................................      0.21            0.15            0.19              0.06
 Net realized and unrealized gain (loss) on investments.....     (5.12)          (5.11)          (3.83)            (3.10)
                                                              --------         -------        --------           -------
   Total from investment operations.........................     (4.91)          (4.96)          (3.64)            (3.04)
                                                              --------         -------        --------           -------
 Less dividends and distributions:
 From net investment income.................................     (0.20)          (0.15)          (0.20)            (0.07)
 From capital gains.........................................     (0.41)          (0.41)          (1.76)               --
                                                              --------         -------        --------           -------
   Total dividends and distributions........................     (0.61)          (0.56)          (1.96)            (0.07)
                                                              --------         -------        --------           -------
Net asset value, end of period..............................  $  19.05         $ 19.05        $  24.57           $ 24.57
                                                              ========         =======        ========           =======
Total return................................................    (20.34)%        (20.52)%        (12.44)%          (10.97)%(a)

Ratios/Supplemental Data:
 Net assets, end of period (in 000's).......................  $196,914         $12,637        $228,606           $11,645
 Ratio of expenses to average net assets before
   reimbursement and recovery of expenses by Advisor........      0.71%           0.96%           0.69%             0.94%+
 Ratio of expenses to average net assets after
   reimbursement and recovery of expenses by Advisor........      0.71%           0.96%           0.69%             0.94%+
 Ratio of net investment income to average net assets
   before reimbursement and recovery of expenses
   by Advisor...............................................      0.95%           0.70%           0.69%             0.44%+
 Ratio of net investment income to average net assets
   after reimbursement and recovery of expenses by Advisor..      0.95%           0.70%           0.69%             0.44%+
 Portfolio turnover.........................................     14.95%          14.95%          22.52%            22.52%

                                                                     For the          For the          For the
                                                                   Year Ended       Year Ended        Year Ended
                                                                     06/30/00         06/30/99         06/30/98
                                                                 --------------    --------------   --------------
                                                                 Class McMorgan    Class McMorgan   Class McMorgan
                                                                 --------------    --------------   --------------
Net asset value, beginning of period .......................        $  30.37          $  25.29         $  19.71
                                                                    --------          --------         --------
 Income investment from operations:
 Net investment income .....................................            0.23              0.23             0.23
 Net realized and unrealized gain (loss) on investments.....            0.30              5.21             5.62
                                                                    --------          --------         --------
   Total from investment operations.........................            0.53              5.44             5.85
                                                                    --------          --------         --------
 Less dividends and distributions:
 From net investment income.................................           (0.23)            (0.22)           (0.23)
 From capital gains.........................................           (0.50)            (0.14)           (0.04)
                                                                    --------          --------         --------
   Total dividends and distributions........................           (0.73)            (0.36)           (0.27)
                                                                    --------          --------         --------
Net asset value, end of period..............................        $  30.17          $  30.37         $  25.29
                                                                    ========          ========         ========
Total return................................................            1.80%            21.70%           29.89%

Ratios/Supplemental Data:
 Net assets, end of period (in 000's).......................        $260,033          $204,102         $128,541
 Ratio of expenses to average net assets before
   reimbursement and recovery of expenses by Advisor........            0.67%             0.66%            0.75%
 Ratio of expenses to average net assets after
   reimbursement and recovery of expenses by Advisor........            0.68%             0.75%            0.75%
 Ratio of net investment income to average net assets
   before reimbursement and recovery of expenses
   by Advisor...............................................            0.78%             0.95%            1.05%
 Ratio of net investment income to average net assets
   after reimbursement and recovery of expenses by Advisor..            0.77%             0.86%            1.05%
 Portfolio turnover.........................................            13.68%           4.79%             0.57%

---------------
* Class Z commenced operations on February 1, 2001.
+ Annualized.
(a) Total return is not annualized.



See accompanying notes to financial statements.

Notes to Financial Statements                                     June 30, 2002

Note (A) Significant Accounting Policies: McMorgan Funds (the "Trust") (previously McM Funds), is a no-load, open-end management investment company which is registered under the Investment Company Act of 1940, as amended (the "Act"). The Trust was organized as a Delaware business trust on February 3, 1994. The Trust offers shares of beneficial interest (collectively, the "Shares") in the following series: McMorgan Principal Preservation Fund (the "Principal Preservation Fund"), McMorgan Intermediate Fixed Income Fund (the "Intermediate Fixed Income Fund"), McMorgan Fixed Income Fund (the "Fixed Income Fund"), McMorgan Balanced Fund (the "Balanced Fund") and McMorgan Equity Investment Fund (the "Equity Investment Fund") (collectively, the "Funds"). The Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund and Equity Investment Fund offer two classes of shares: McMorgan Funds Shares and Class Z Shares. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. The Principal Preservation Fund only offers the McMorgan Funds class of shares. The Principal Preservation Fund commenced investment operations on July 13, 1994. The Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund and Equity Investment Fund commenced investment operations on July 14, 1994. Investment in the Principal Preservation Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Principal Preservation Fund will be able to maintain a stable net asset value of $1.00. Certain officers and trustees of the Funds are also officers and directors of McMorgan & Company LLC (the "Advisor"). No officer or employee of the Advisor receives any compensation from the Funds for acting as a trustee of the Funds. All Trust officers serve without direct compensation from the Funds. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   (1) Security Valuation: The net asset value per share of each Fund is computed as of the close of regular trading on the New York Stock Exchange. The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The equity securities of each Fund listed or traded on a stock exchange are valued at the last sale price on its principal exchange. If no sale price is reported, the mean of the last bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the last bid and asked prices. Fixed-income securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Funds' Board of Trustees. All securities held in the portfolio of the Principal Preservation Fund, and the debt securities with maturities of 60 days or less held by the other Funds, are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Funds' Board of Trustees.

   (2) Repurchase Agreements: Each Fund may enter into repurchase agreements to earn income. The Funds may only enter into repurchase agreements with financial institutions that are deemed to be creditworthy by the Advisor, pursuant to guidelines established by the Funds' Board of Trustees. During the term of any repurchase agreement, the Advisor will continue to monitor the creditworthiness of the seller. Repurchase agreements are considered under the Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements under the Act will be fully collateralized by securities in which the Fund may invest directly. Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, the Fund may experience a delay or difficulty in exercising its right to the collateral. In addition, the Funds may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security.

   (3) Investment Income and Security Transactions: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Security transactions are accounted for on the date securities are purchased or sold. The cost of securities sold is determined using the first-in-first-out method.

   (4) Federal Income Taxes: The Trust has elected to be treated as a "regulated investment company" under
   Sub-chapter M of the Internal Revenue Code and to distribute substantially all of the Funds' net taxable income. Each Fund qualified for such treatment for the year ended June 30, 2002. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements.

   (5) Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date.

   (6) Use of Estimates: In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note (B) Dividends from Net Investment Income and Distributions of Capital
Gains: The Principal Preservation Fund declares dividends daily from its net investment income. The Principal Preservation Fund's dividends are payable monthly and are automatically reinvested in additional Fund shares, at the month-end net asset value, for those shareholders that have elected the reinvestment option. The Intermediate Fixed Income Fund and the Fixed Income Fund distribute their respective net investment income to shareholders monthly and net capital gains, if any, are distributed annually. With respect to the Balanced Fund and the Equity Investment Fund, dividends from net investment income are distributed quarterly and net realized gains from investment transactions, if any, are distributed to shareholders annually.

The tax character of distributions paid during the years ended June 30, 2002 and June 30, 2001 was as follows:

                                                                                     Intermediate
                                                                                     Fixed Income                Fixed Income
                                                                                         Fund                        Fund
                                                                               -------------------------    -----------------------
                                                                                  2002           2001          2002         2001
                                                                              -----------    -----------    ----------   ----------
Distributions paid from:
 Ordinary income ..........................................................   $11,677,575    $10,896,569    $1,711,646   $1,488,531
 Long-term capital gain ...................................................       778,968              -             -            -
                                                                              -----------    -----------    ----------   ----------
                                                                              $12,456,543    $10,896,569    $1,711,646   $1,488,531
                                                                              ===========    ===========    ==========   ==========

                                                                                       Balanced               Equity Investment
                                                                                         Fund                        Fund
                                                                               ------------------------    ------------------------
                                                                                 2002           2001          2002          2001
                                                                              ----------    -----------    ----------   -----------
Distributions paid from:
 Ordinary income ..........................................................   $6,257,956    $ 4,903,462    $2,105,087   $ 1,867,295
 Long-term capital gain ...................................................    3,636,642      6,494,704     3,936,025    16,528,195
                                                                              ----------    -----------    ----------   -----------
                                                                              $9,894,598    $11,398,166    $6,041,112   $18,395,490
                                                                              ==========    ===========    ==========   ===========

                                       36

                                                                  June 30, 2002

As of June 30, 2002, the components of distributable earnings on a tax basis were as follows:

                                                     Intermediate
                                                     Fixed Income   Fixed Income
                                                         Fund           Fund
                                                     ------------   ------------
Undistributed ordinary income ...................     $  280,340      $ 61,426
Undistributed long-term gain (Capital loss
  carryforward)..................................         15,959       (99,814)
Unrealized appreciation .........................      2,845,369       308,182
                                                      ----------      --------
                                                      $3,141,668      $269,794
                                                      ==========      ========

                                                  Balanced     Equity Investment
                                                    Fund              Fund
                                                ------------   -----------------
Undistributed ordinary income ..............    $    180,300      $    101,372
Undistributed long-term gain ...............          14,376                 -
Unrealized appreciation ....................     (18,318,412)      (49,054,934)
                                                ------------      ------------
                                                $(18,123,736)     $(48,953,562)
                                                ============      ============

The difference between book basis and tax-basis unrealized appreciation is attributable primarily to paydowns, redemptions in kind and post-October losses.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare as dividends, in each calendar year, at least 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of June 30, 2002, the Funds realized capital losses during the period from November 1, 2001 through June 30, 2002 as shown below which are treated for federal income tax purposes as arising in the tax year ending June 30, 2003.


Intermediate Fixed Income Fund ....................................   $2,038,503
Fixed Income Fund .................................................      448,379
Balanced Fund .....................................................    3,052,926
Equity Investment Fund ............................................    3,625,028


On June 30, 2002, the following Funds had reclassifications between accumulated undistributed net investment income, capital paid-in, and accumulated net realized loss on investments as a result of paydown gain
(loss), in kind gain and other reclassifications.


                                                                        Increase (Decrease) in    Increase (Decrease)
                                                                              Accumulated           in Accumulated
                                                                             Undistributed           Net Realized       Increase in
                                                                            Net Investment              Loss on           Capital
                                                                                Income                Investments         Paid-in
Intermediate Fixed Income Fund......................................           $(11,906)              $    11,906        $       --
Balanced Fund.......................................................            (13,301)                   13,301                --
Equity Investment Fund..............................................            (24,821)               (2,877,896)        2,902,717


Net assets of the Funds were unaffected by the reclassifications discussed.

Note (C) Capital Share Transactions (in 000's): Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. Transactions in shares of beneficial interest were as follows:

                                               PRINCIPAL PRESERVATION FUND             INTERMEDIATE FIXED INCOME FUND
                                              -----------------------------    ----------------------------------------------
                                                     Class McMorgan                   Class McMorgan               Class Z
                                              -----------------------------    -----------------------------    -------------
                                               Year Ended      Year Ended       Year Ended       Year Ended     Period Ended
                                             June 30, 2002    June 30, 2001   June 30, 2002    June 30, 2001    June 30, 2002
                                             -------------    -------------   -------------    -------------    -------------
Shares sold ..............................       244,027         271,271           2,713            4,098            464
Shares issued in reinvestment of
  dividends and distributions.............         3,025           5,496           1,150            1,039              6
                                                --------        --------          ------           ------           ----
                                                 247,052         276,767           3,863            5,137            470
Shares redeemed ..........................      (216,331)       (237,390)         (7,989)          (2,424)          (280)
                                                --------        --------          ------           ------           ----
Net Increase (decrease) ..................        30,721          39,377          (4,126)           2,713            190
                                                ========        ========          ======           ======           ====

                                                                 FIXED INCOME FUND
                                           --------------------------------------------------------------
                                                  Class McMorgan                       Class Z
                                           -----------------------------    -----------------------------
                                            Year Ended      Year Ended       Year Ended     Period Ended
                                          June 30, 2002    June 30, 2001   June 30, 2002    June 30, 2001
                                          -------------    -------------   -------------    -------------
Shares sold ...........................         493             852              340             220
Shares issued in reinvestment of
  dividends and distributions..........         139             129               12               2
                                               ----            ----             ----             ---
                                                632             981              352             222
Shares redeemed .......................        (595)           (477)            (223)            (64)
                                               ----            ----             ----             ---
Net Increase ..........................          37             504              129             158
                                               ====            ====             ====             ===

                                                                   BALANCED FUND
                                           --------------------------------------------------------------
                                                  Class McMorgan                       Class Z
                                           -----------------------------    -----------------------------
                                            Year Ended      Year Ended       Year Ended     Period Ended
                                          June 30, 2002    June 30, 2001   June 30, 2002    June 30, 2001
                                          -------------    -------------   -------------    -------------
Shares sold ...........................        1,409           2,973             156             433
Shares issued in reinvestment of
  dividends and distributions..........          528             600              25               3
                                              ------          ------            ----             ---
                                               1,937           3,573             181             436
Shares redeemed .......................       (1,208)         (2,175)           (153)            (23)
                                              ------          ------            ----             ---
Net Increase ..........................          729           1,398              28             413
                                              ======          ======            ====             ===

                                                               EQUITY INVESTMENT FUND
                                           --------------------------------------------------------------
                                                  Class McMorgan                       Class Z
                                           -----------------------------    -----------------------------
                                            Year Ended      Year Ended       Year Ended     Period Ended
                                          June 30, 2002    June 30, 2001   June 30, 2002    June 30, 2001
                                          -------------    -------------   -------------    -------------
Shares sold ...........................        2,874           3,677             372             588
Shares issued in reinvestment of
  dividends and distributions..........          248             691              17               1
                                              ------          ------            ----            ----
                                               3,122           4,368             389             589
Shares redeemed .......................       (2,090)         (3,685)           (200)           (115)
                                              ------          ------            ----            ----
Net Increase ..........................        1,032             683             189             474
                                              ======          ======            ====            ====

                                       38

                                                                  June 30, 2002

Note (D) Investment Transactions: Aggregate purchases and proceeds from sales of investment securities (other than short-term investments) for the year ended June 30, 2002 were:

                                                     Aggregate     Proceeds from
                                                     Purchases
                                                     ---------         Sales
                                                                   -------------
Intermediate Fixed Income Fund .................    $148,287,521    $193,100,363
Fixed Income Fund ..............................      30,294,613      29,249,707
Balanced Fund ..................................      86,714,786      80,861,454
Equity Investment Fund .........................      56,018,153      33,476,596


Note (E) Advisory, Administration and Distribution Services Agreements: Under its investment advisory agreements with each of the Funds, the Advisor provides investment advisory services to the Funds. The Funds will pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund: 0.25% for the Principal Preservation Fund; 0.35% for the Intermediate Fixed Income Fund; 0.35% for the Fixed Income Fund; 0.45% for the Balanced Fund; and 0.50% for the Equity Investment Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to absorb for the McMorgan Funds Class of Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund and Equity Investment Fund, operating expenses which cause total expenses to exceed 0.30%, 0.50%, 0.50%, 0.60% and 0.75%, respectively. The Advisor has also voluntarily undertaken to absorb for Class Z of the Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund and Equity Investment Fund operating expenses which cause total expenses to exceed 0.75%, 0.75%, 0.85% and 1.00%, respectively. For the period July 1, 2001 through June 30, 2002, the net amount of expenses the Advisor absorbed, subject to repayment, totaled $560,693: $232,736 for the Principal Preservation Fund; $65,222 for the Intermediate Fixed Income Fund; $130,209 for the Fixed
Income Fund and $132,526 for the Balanced Fund.

The investment advisory agreements provide that any reductions or expense reimbursements made by the Advisor in its fees are subject to reimbursement by the Funds within the following three years of such reduction or reimbursement provided that the Funds are able to effect such reimbursement and remain in compliance with applicable expense limitations.

Since July 1, 1999 through June 30, 2002, the Advisor has reduced its management fee and otherwise absorbed Fund expenses for each Fund in the following amounts: Principal Preservation Fund $567,023, Intermediate Fixed Income Fund $106,848, Fixed Income Fund $281,532, Balanced Fund $285,994 and Equity Investment Fund $1,339.

The Trust has adopted a Distribution Plan (the "Plan") on behalf of the Class Z Shares of the Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund and Equity Investment Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that the applicable Fund will reimburse NYLIFE Distributors Inc. or a third party administrator for actual distributions and shareholder servicing expenses incurred, on an annual basis of 0.25% of each Fund's average daily net assets.

Note (F) Capital Loss Carryforward: As of June 30, 2002, the Funds had available for federal tax purposes unused capital loss carryforwards as follows:


                                                                 Expires in 2009
                                                                 ---------------
Fixed Income Fund ............................................       $99,814

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Trustees of
McMorgan Funds
San Francisco, California

We have audited the accompanying statements of assets and liabilities of McMorgan Principal Preservation Fund (formerly McM Principal Preservation
Fund), McMorgan Intermediate Fixed Income Fund (formerly McM Intermediate Fixed Income Fund), McMorgan Fixed Income Fund (formerly McM Fixed Income
Fund), McMorgan Balanced Fund (formerly McM Balanced Fund) and McMorgan Equity Investment Fund (formerly McM Equity Investment Fund), each a series of shares of beneficial interest of McMorgan Funds (formerly the McM Funds), including the schedules of investments, as of June 30, 2002 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of McMorgan Principal Preservation Fund, McMorgan Intermediate Fixed Income Fund, McMorgan Fixed Income Fund, McMorgan Balanced Fund and McMorgan Equity Investment Fund as of June 30, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                             TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
July 25, 2002

McMorgan Funds -- Trustees And Officers (Unaudited)

                                                                                                    Number of
                                                                                                    Portfolios in
                                                                                                    Fund
                                                   Term of Office        Principal                  Complex
Name, Address                    Position(s)       and Length of         Occupation(s)              Overseen
and Age                          Held with Fund    Time Served(1)        During Past 5 years        by Trustee
 ---------------------------------------------------------------------------------------------------------------------
Terry O'Toole*                   Chairman &        Since inception       President & CEO,                   5
McMorgan & Company LLC           President                               McMorgan & Company
One Bush Street                                                          LLC
San Francisco, CA 94104
54
 ---------------------------------------------------------------------------------------------------------------------
Kenneth I. Rosenblum             Trustee           Since inception       Independent Consultant             5
1299 Ocean Avenue
Suite 333
Santa Monica, CA 90401
60
 ---------------------------------------------------------------------------------------------------------------------
Walter B. Rose                   Trustee           Since inception       President, Venture                 5
Venture Consulting Corp.                                                 Consulting Corp.
333 South Grand Avenue                                                   (1998 - Present);
Suite 4250                                                               prior thereto,
Los Angeles, CA 90071                                                    President, McBain,
55                                                                       Rose Partners
 ---------------------------------------------------------------------------------------------------------------------
S. D. Sicotte                    Trustee           12/96                 Retired; prior thereto,            5
2047 Byron Street                                                        Chairman & CEO,
Palo Alto, CA 94301                                                      Hemming Morse, Inc.
71
 ---------------------------------------------------------------------------------------------------------------------
Deane A. Nelson, CFA*            Vice President    Since inception       Vice President,                    5
McMorgan & Company LLC           & Secretary                             McMorgan &
One Bush Street                                                          Company LLC
San Francisco, CA 94104
55
 ---------------------------------------------------------------------------------------------------------------------
Robert M. Hirsch*                Compliance        Since inception       General Counsel,                   5
McMorgan & Company LLC           Officer                                 McMorgan & Company
One Bush Street                                                          LLC
San Francisco, CA 94104
48
 ---------------------------------------------------------------------------------------------------------------------
Mark R. Taylor*                  Treasurer         10/01                 Vice President,                    5
McMorgan & Company LLC                                                   McMorgan & Company
One Bush Street                                                          LLC; former Trustee
San Francisco, CA 94104                                                  of McMorgan Funds
43
 ---------------------------------------------------------------------------------------------------------------------

                                 Other
Name, Address                    Directorships
and Age                          Held by Trustee
--------------------------------------------------
Terry O'Toole*                          N/A
McMorgan & Company LLC
One Bush Street
San Francisco, CA 94104
54
--------------------------------------------------
Kenneth I. Rosenblum                    N/A
1299 Ocean Avenue
Suite 333
Santa Monica, CA 90401
60
--------------------------------------------------
Walter B. Rose                          N/A
Venture Consulting Corp.
333 South Grand Avenue
Suite 4250
Los Angeles, CA 90071
55
--------------------------------------------------
S. D. Sicotte                           N/A
2047 Byron Street
Palo Alto, CA 94301
71
--------------------------------------------------
Deane A. Nelson, CFA*                   N/A
McMorgan & Company LLC
One Bush Street
San Francisco, CA 94104
55
--------------------------------------------------
Robert M. Hirsch*                       N/A
McMorgan & Company LLC
One Bush Street
San Francisco, CA 94104
48
--------------------------------------------------
Mark R. Taylor*                         N/A
McMorgan & Company LLC
One Bush Street
San Francisco, CA 94104
43
--------------------------------------------------

________________
(1) Each Trustee and Officer serves for an indefinite term, until his resignation, death or removal.
*   An "interested person" as defined in the 1940 Act.

Board of Trustees
Terry A. O'Toole
Walter B. Rose
Kenneth I. Rosenblum
S.D. Sicotte

Officers
Terry A. O'Toole, CEO and President
Deane A. Nelson, Vice President and Secretary
Mark R. Taylor, Treasurer

Investment Advisor
McMorgan & Company LLC
One Bush Street, Suite 800
San Francisco, CA 94104

Custodian
The Bank of New York
48 Wall Street
New York, New York  10286

Underwriter
NYLIFE Distributors Inc.
169 Lackawanna Avenue
Parsippany, NJ  07054

Legal Counsel
Stradley, Ronan, Stevens & Young LLP
1220 19th Street, NW, Suite 700
Washington, DC 20036

Shareholder Services
NYLIM Service Co.
169 Lackawanna Avenue
Parsippany, NJ 07054

Auditors
Tait, Weller & Baker
8 Penn Center Plaza, Suite 800
Philadelphia, PA  19103

For Additional Information about McMorgan Funds call:
(800) 788-9485  (7AM to 5PM PST)

This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.